UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared 5 semi-annual reports to shareholders for the period ended April 30, 2021. The first report applies to John Hancock Balanced Fund, the second report applies John Hancock Disciplined Value International Fund, the third report applies to  John Hancock Fundamental Large Cap Core Fund, the fourth report applies to John Hancock Global Thematic Opportunities Fund and the fifth report applies to John Hancock Infrastructure Fund of the Registrant.

Semiannual report
John Hancock
Balanced Fund
Asset allocation
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the U.S. economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus passed by Congress as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multi-year period.
While the stock market rebounded from the multiple challenges faced in 2020 to post gains for the 6 months ended April 30, 2021, the results in the bond market have been much more mixed. Overall, the bond markets saw a sharp increase in yields and a steeper yield curve during the period. The credit-oriented segments of the market—including investment-grade and high-yield corporate bonds—outperformed government issues.
Despite the predominantly good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, some regional economies may have reopened too early and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Balanced Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
42	Financial statements
46	Financial highlights
53	Notes to financial statements
64	Statement Regarding Liquidity Risk Management
66	More information
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks current income, long-term growth of capital and income and preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2021 (% of net assets)

SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	3

TOP 5 EQUITY HOLDINGS AS OF 4/30/2021 (% of net assets)
Microsoft Corp.	3.7
Alphabet, Inc., Class A	3.7
Amazon.com, Inc.	3.3
Comcast Corp., Class A	2.2
Apple, Inc.	2.1
TOTAL	15.0
Cash and cash equivalents are not included.

TOP 5 BOND ISSUERS AS OF 4/30/2021 (% of net assets)
U.S. Treasury	8.5
Federal National Mortgage Association	5.2
Federal Home Loan Mortgage Corp.	2.2
Ford Motor Company	0.7
Government National Mortgage Association	0.5
TOTAL	17.1
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 4-30-21	as of 4-30-21
Class A	20.81	10.29	8.40	10.24	63.22	123.92	0.70	0.69
Class C	24.60	10.53	8.14	14.01	64.96	118.62	0.06	0.05
Class I1	26.94	11.65	9.25	15.62	73.51	142.26	1.03	1.02
Class R2[1,2]	26.36	11.20	8.87	15.36	70.04	133.92	0.67	0.66
Class R4[1]	26.69	11.48	9.07	15.53	72.16	138.19	0.91	0.80
Class R5[1]	26.99	11.71	9.30	15.67	73.95	143.37	1.10	1.09
Class R6[1,2]	27.02	11.77	9.35	15.70	74.42	144.44	1.15	1.14
Index 1††	45.98	17.42	14.17	28.85	123.20	276.37	—	—
Index 2††	-0.27	3.19	3.39	-1.52	16.98	39.59	—	—
Index 3††	25.77	11.84	10.00	15.95	74.94	159.46	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5% to 4.5%, effective 8-1-19. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6
Gross (%)	1.08	1.78	0.78	1.16	1.01	0.71	0.66
Net (%)	1.07	1.77	0.77	1.15	0.90	0.70	0.65
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index 1 is the S&P 500 Index; Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 3 is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Balanced Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C	4-30-11	21,862	21,862	37,637	13,959	25,946
Class I1	4-30-11	24,226	24,226	37,637	13,959	25,946
Class R2[1,2]	4-30-11	23,392	23,392	37,637	13,959	25,946
Class R4[1]	4-30-11	23,819	23,819	37,637	13,959	25,946
Class R5[1]	4-30-11	24,337	24,337	37,637	13,959	25,946
Class R6[1,2]	4-30-11	24,444	24,444	37,637	13,959	25,946
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
The Blended Index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectus.
[2]	Class R2 shares were first offered on 3/1/12; Class R6 shares were first offered 9/1/11. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
6	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,154.30	$5.56	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Class C	Actual expenses/actual returns	1,000.00	1,150.10	9.28	1.74%
	Hypothetical example	1,000.00	1,016.20	8.70	1.74%
Class I	Actual expenses/actual returns	1,000.00	1,156.20	3.96	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,153.60	6.03	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Class R4	Actual expenses/actual returns	1,000.00	1,155.30	4.70	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class R5	Actual expenses/actual returns	1,000.00	1,156.70	3.64	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
Class R6	Actual expenses/actual returns	1,000.00	1,157.00	3.42	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 56.3%		$2,178,658,263
(Cost $1,139,998,915)
Communication services 8.8%		340,722,939
Diversified telecommunication services 1.4%
Verizon Communications, Inc.	972,455	56,198,174
Interactive media and services 5.2%
Alphabet, Inc., Class A (A)	60,900	143,328,150
Facebook, Inc., Class A (A)	175,369	57,008,955
Media 2.2%
Comcast Corp., Class A	1,499,335	84,187,660
Consumer discretionary 7.3%		283,669,435
Internet and direct marketing retail 3.3%
Amazon.com, Inc. (A)	37,298	129,327,831
Multiline retail 1.1%
Dollar General Corp.	203,049	43,604,773
Specialty retail 2.9%
Dick's Sporting Goods, Inc.	291,998	24,113,195
Lowe's Companies, Inc.	321,328	63,060,620
Ulta Beauty, Inc. (A)	71,544	23,563,016
Consumer staples 3.6%		140,953,407
Beverages 0.4%
Anheuser-Busch InBev SA/NV	225,100	15,944,471
Food and staples retailing 2.2%
Sysco Corp.	335,040	28,387,939
Walmart, Inc.	422,478	59,108,897
Household products 1.0%
The Procter & Gamble Company	281,158	37,512,100
Energy 1.7%		64,282,292
Oil, gas and consumable fuels 1.7%
ConocoPhillips	280,736	14,356,839
Devon Energy Corp.	701,144	16,392,747
Pioneer Natural Resources Company	42,273	6,502,856
Suncor Energy, Inc.	568,925	12,186,374
Valero Energy Corp.	200,696	14,843,476
Financials 7.8%		301,656,018
Banks 2.8%
Citizens Financial Group, Inc.	687,250	31,805,930
JPMorgan Chase & Co.	501,333	77,110,029
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	9

	Shares	Value
Financials (continued)
Capital markets 1.5%
BlackRock, Inc.	32,355	$26,508,452
The Goldman Sachs Group, Inc.	89,252	31,099,859
Consumer finance 1.3%
Discover Financial Services	421,775	48,082,350
Diversified financial services 1.8%
Berkshire Hathaway, Inc., Class B (A)	255,667	70,295,642
Insurance 0.4%
Arthur J. Gallagher & Company	115,583	16,753,756
Health care 7.8%		300,431,632
Biotechnology 1.1%
Alexion Pharmaceuticals, Inc. (A)	37,879	6,389,430
Gilead Sciences, Inc.	203,404	12,910,052
Incyte Corp. (A)	141,245	12,059,498
Sage Therapeutics, Inc. (A)	44,245	3,484,736
Vertex Pharmaceuticals, Inc. (A)	38,382	8,374,952
Health care equipment and supplies 2.4%
Abbott Laboratories	381,705	45,835,136
Danaher Corp.	180,372	45,803,666
Health care providers and services 1.2%
UnitedHealth Group, Inc.	113,117	45,111,060
Life sciences tools and services 0.9%
PerkinElmer, Inc.	80,471	10,431,456
Thermo Fisher Scientific, Inc.	48,392	22,755,370
Pharmaceuticals 2.2%
AstraZeneca PLC	224,367	23,882,405
Eli Lilly & Company	208,648	38,134,595
Johnson & Johnson	155,222	25,259,276
Industrials 4.3%		168,413,351
Aerospace and defense 0.6%
Northrop Grumman Corp.	67,016	23,753,151
Industrial conglomerates 1.7%
Honeywell International, Inc.	121,150	27,021,296
Roper Technologies, Inc.	50,668	22,620,222
Siemens AG	97,808	16,317,864
Machinery 2.0%
Deere & Company	103,107	38,237,231
Ingersoll Rand, Inc. (A)	470,503	23,247,553
Xylem, Inc.	155,590	17,216,034
10	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 12.7%		$490,392,273
Communications equipment 1.3%
Cisco Systems, Inc.	949,549	48,341,540
IT services 1.9%
Fidelity National Information Services, Inc.	150,272	22,976,589
PayPal Holdings, Inc. (A)	188,627	49,474,976
Semiconductors and semiconductor equipment 2.7%
Broadcom, Inc.	149,840	68,357,008
Micron Technology, Inc. (A)	416,174	35,820,096
Software 4.7%
Microsoft Corp.	570,294	143,816,714
salesforce.com, Inc. (A)	99,916	23,012,653
SAP SE, ADR (B)	118,678	16,607,799
Technology hardware, storage and peripherals 2.1%
Apple, Inc.	623,649	81,984,898
Materials 1.3%		49,608,616
Chemicals 0.5%
Linde PLC	67,394	19,263,901
Metals and mining 0.8%
Franco-Nevada Corp.	101,419	14,128,443
Lundin Mining Corp.	770,918	9,313,861
Teck Resources, Ltd., Class B	326,186	6,902,411
Real estate 0.8%		32,343,393
Equity real estate investment trusts 0.8%
American Tower Corp.	66,896	17,043,094
Digital Realty Trust, Inc.	99,153	15,300,299
Utilities 0.2%		6,184,907
Independent power and renewable electricity producers 0.2%
Brookfield Renewable Corp., Class A	146,716	6,085,780
Multi-utilities 0.0%

Dominion Energy, Inc.	961	99,127
Preferred securities 0.1%		$5,893,658
(Cost $5,334,178)
Communication services 0.0%		914,660
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	914,660
Financials 0.0%		902,020
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.983% (C)	26,792	686,947
Wells Fargo & Company, 7.500%	150	215,073
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	11

	Shares	Value
Information technology 0.0%		$1,532,069
Semiconductors and semiconductor equipment 0.0%
Broadcom, Inc., 8.000%	1,057	1,532,069
Utilities 0.1%		2,544,909
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	29,840	1,503,041
The Southern Company, 6.750%	1,552	81,325
Multi-utilities 0.0%
DTE Energy Company, 6.250%	1,413	71,696
NiSource, Inc., 7.750%	8,300	888,847

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 15.9%				$616,531,290
(Cost $616,856,566)
U.S. Government 8.5%				329,763,415
U.S. Treasury
Bond	1.625	11-15-50	33,058,000	28,280,086
Bond	2.250	08-15-49	8,240,000	8,165,969
Bond	2.500	02-15-45	15,366,000	16,037,662
Bond	2.750	11-15-42	35,415,000	38,760,057
Bond	3.000	02-15-47	684,000	781,523
Bond	3.125	11-15-41	16,558,000	19,216,982
Note	0.250	03-15-24	46,445,000	46,365,173
Note	0.750	03-31-26	40,233,000	40,075,840
Note	1.125	02-15-31	53,458,000	51,052,390
Note	1.250	03-31-28	81,269,000	81,027,733
U.S. Government Agency 7.4%				286,767,875
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	2,486,528	2,608,266
30 Yr Pass Thru	2.500	08-01-50	13,285,964	13,886,312
30 Yr Pass Thru	3.000	03-01-43	599,732	648,031
30 Yr Pass Thru	3.000	12-01-45	2,909,343	3,109,893
30 Yr Pass Thru	3.000	10-01-46	9,401,652	10,032,110
30 Yr Pass Thru	3.000	10-01-46	3,276,219	3,487,726
30 Yr Pass Thru	3.000	12-01-46	2,501,697	2,653,039
30 Yr Pass Thru	3.000	12-01-46	2,161,325	2,315,124
30 Yr Pass Thru	3.000	04-01-47	3,938,857	4,159,418
30 Yr Pass Thru	3.000	10-01-49	5,642,504	5,965,516
30 Yr Pass Thru	3.000	10-01-49	4,337,946	4,570,010
30 Yr Pass Thru	3.000	12-01-49	1,184,354	1,252,154
30 Yr Pass Thru	3.000	12-01-49	7,594,688	7,946,389
30 Yr Pass Thru	3.000	01-01-50	7,117,323	7,524,763
30 Yr Pass Thru	3.000	02-01-50	311,252	326,153
30 Yr Pass Thru	3.500	10-01-46	3,471,733	3,784,449
12	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-46	1,714,499	$1,860,962
30 Yr Pass Thru	3.500	11-01-48	1,262,242	1,371,649
30 Yr Pass Thru	3.500	06-01-49	145,584	155,958
30 Yr Pass Thru	4.000	11-01-47	759,657	819,973
30 Yr Pass Thru	4.000	08-01-48	877,550	956,860
30 Yr Pass Thru	4.500	03-01-41	1,196,873	1,349,043
30 Yr Pass Thru	5.500	11-01-39	679,610	791,310
Federal National Mortgage Association
30 Yr Pass Thru (D)	2.000	TBA	25,997,000	26,259,494
30 Yr Pass Thru	2.000	09-01-50	14,344,128	14,519,707
30 Yr Pass Thru	2.000	09-01-50	4,501,588	4,562,316
30 Yr Pass Thru	2.000	10-01-50	1,816,861	1,844,210
30 Yr Pass Thru (D)	2.500	TBA	47,332,000	49,110,661
30 Yr Pass Thru	2.500	09-01-50	12,793,853	13,371,964
30 Yr Pass Thru	2.500	09-01-50	14,421,527	15,073,187
30 Yr Pass Thru	3.000	02-01-43	469,399	500,965
30 Yr Pass Thru	3.000	03-01-43	148,114	159,972
30 Yr Pass Thru	3.000	05-01-43	233,645	252,351
30 Yr Pass Thru	3.000	12-01-45	3,426,775	3,624,016
30 Yr Pass Thru	3.000	02-01-47	2,337,666	2,502,901
30 Yr Pass Thru	3.000	10-01-47	4,832,076	5,135,875
30 Yr Pass Thru	3.000	12-01-47	1,311,027	1,384,030
30 Yr Pass Thru	3.000	10-01-49	5,913,293	6,272,134
30 Yr Pass Thru	3.000	11-01-49	1,161,415	1,223,546
30 Yr Pass Thru	3.500	06-01-42	2,660,716	2,900,196
30 Yr Pass Thru	3.500	06-01-43	4,901,483	5,347,241
30 Yr Pass Thru	3.500	12-01-44	1,016,628	1,108,131
30 Yr Pass Thru	3.500	04-01-45	864,503	938,801
30 Yr Pass Thru	3.500	04-01-45	337,836	366,871
30 Yr Pass Thru	3.500	07-01-47	7,358,831	8,014,270
30 Yr Pass Thru	3.500	12-01-47	1,294,875	1,395,235
30 Yr Pass Thru	3.500	09-01-49	1,294,557	1,376,000
30 Yr Pass Thru	3.500	01-01-50	3,029,519	3,219,829
30 Yr Pass Thru	3.500	03-01-50	6,224,245	6,621,078
30 Yr Pass Thru	4.000	01-01-41	1,304,681	1,436,824
30 Yr Pass Thru	4.000	09-01-41	703,365	777,420
30 Yr Pass Thru	4.000	10-01-41	4,736,133	5,216,060
30 Yr Pass Thru	4.000	01-01-47	5,659,418	6,239,357
30 Yr Pass Thru	4.000	04-01-48	885,516	969,339
30 Yr Pass Thru	4.000	10-01-48	810,771	887,519
30 Yr Pass Thru	4.000	07-01-49	1,162,173	1,266,011
30 Yr Pass Thru	4.500	11-01-39	1,383,392	1,544,398
30 Yr Pass Thru	4.500	09-01-40	769,871	865,027
30 Yr Pass Thru	4.500	05-01-41	444,969	499,967
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-41	1,598,783	$1,796,392
30 Yr Pass Thru	4.500	01-01-43	555,462	624,117
30 Yr Pass Thru	4.500	04-01-48	3,665,873	4,051,384
30 Yr Pass Thru	4.500	07-01-48	1,776,464	1,930,250
30 Yr Pass Thru	7.000	06-01-32	715	846
30 Yr Pass Thru	7.500	04-01-31	1,416	1,672

30 Yr Pass Thru	8.000	01-01-31	1,024	1,203
Foreign government obligations 0.2%				$8,556,611
(Cost $8,195,459)
Argentina 0.0%				1,958,028
Republic of Argentina Bond (0.125% to 7-9-21, then 2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	0.125	07-09-41	5,477,000	1,958,028
Qatar 0.1%				3,187,459
State of Qatar
Bond (E)	3.375	03-14-24	1,718,000	1,844,617
Bond (E)	5.103	04-23-48	1,060,000	1,342,842
Saudi Arabia 0.1%				3,411,124
Kingdom of Saudi Arabia Bond (E)	4.375	04-16-29	2,984,000	3,411,124

Corporate bonds 21.6%				$837,111,239
(Cost $813,085,485)
Communication services 2.9%				113,631,571
Diversified telecommunication services 1.1%
AT&T, Inc.	2.300	06-01-27	1,244,000	1,276,052
AT&T, Inc.	3.100	02-01-43	4,808,000	4,447,774
AT&T, Inc.	3.650	06-01-51	528,000	507,851
AT&T, Inc.	3.800	02-15-27	320,000	355,929
C&W Senior Financing DAC (E)	6.875	09-15-27	1,180,000	1,250,800
Cincinnati Bell, Inc. (E)	7.000	07-15-24	1,701,000	1,756,283
Connect Finco SARL (E)	6.750	10-01-26	2,042,000	2,132,359
GCI LLC (E)	4.750	10-15-28	860,000	885,800
Kenbourne Invest SA (E)	4.700	01-22-28	309,000	316,725
Kenbourne Invest SA (E)	6.875	11-26-24	500,000	531,650
Level 3 Financing, Inc. (E)	3.400	03-01-27	1,719,000	1,824,289
Lumen Technologies, Inc. (E)	4.000	02-15-27	392,000	399,401
Lumen Technologies, Inc. (E)	4.500	01-15-29	1,470,000	1,447,950
Radiate Holdco LLC (E)	6.500	09-15-28	801,000	833,889
Switch, Ltd. (E)	3.750	09-15-28	272,000	270,640
Telecom Argentina SA (E)	6.500	06-15-21	128,000	127,041
Telecom Argentina SA (E)	8.000	07-18-26	653,000	581,170
Telecom Italia Capital SA	7.200	07-18-36	1,810,000	2,242,825
14	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Telecom Italia SpA (E)	5.303	05-30-24	1,140,000	$1,245,108
Telefonica Emisiones SA	5.213	03-08-47	3,146,000	3,727,037
Telesat Canada (E)	5.625	12-06-26	738,000	741,690
Total Play Telecomunicaciones SA de CV (E)	7.500	11-12-25	2,803,000	2,803,000
Verizon Communications, Inc.	2.650	11-20-40	2,777,000	2,572,789
Verizon Communications, Inc.	3.000	03-22-27	235,000	252,563
Verizon Communications, Inc.	3.400	03-22-41	687,000	703,779
Verizon Communications, Inc.	4.329	09-21-28	3,456,000	3,984,318
Verizon Communications, Inc.	4.400	11-01-34	1,365,000	1,589,869
Verizon Communications, Inc.	4.500	08-10-33	1,582,000	1,864,854
Verizon Communications, Inc.	4.862	08-21-46	2,943,000	3,640,488
Entertainment 0.3%
Legends Hospitality Holding Company LLC (E)	5.000	02-01-26	273,000	281,873
Lions Gate Capital Holdings LLC (E)	5.500	04-15-29	1,760,000	1,764,400
Live Nation Entertainment, Inc. (E)	4.750	10-15-27	1,565,000	1,579,175
Netflix, Inc.	4.875	04-15-28	2,475,000	2,849,344
Netflix, Inc. (E)	4.875	06-15-30	930,000	1,078,800
Netflix, Inc. (E)	5.375	11-15-29	230,000	273,125
Netflix, Inc.	5.875	11-15-28	1,835,000	2,232,690
Playtika Holding Corp. (E)	4.250	03-15-29	249,000	247,444
Interactive media and services 0.1%
ANGI Group LLC (E)	3.875	08-15-28	854,000	848,663
Match Group Holdings II LLC (E)	4.125	08-01-30	1,271,000	1,275,766
Twitter, Inc. (E)	3.875	12-15-27	930,000	978,825
Media 0.9%
Altice Financing SA (E)	5.000	01-15-28	351,000	346,174
Altice France Holding SA (E)	10.500	05-15-27	225,000	253,454
Cable One, Inc. (E)	4.000	11-15-30	448,000	441,280
CCO Holdings LLC (E)	4.500	06-01-33	1,006,000	1,013,867
Charter Communications Operating LLC	4.200	03-15-28	2,598,000	2,880,890
Charter Communications Operating LLC	4.800	03-01-50	2,775,000	3,056,088
Charter Communications Operating LLC	5.750	04-01-48	3,085,000	3,786,052
Charter Communications Operating LLC	6.484	10-23-45	2,410,000	3,188,028
Clear Channel Outdoor Holdings, Inc. (E)	7.750	04-15-28	405,000	416,972
Comcast Corp.	3.999	11-01-49	265,000	300,950
Comcast Corp.	4.150	10-15-28	5,236,000	6,023,248
Cox Communications, Inc. (E)	1.800	10-01-30	900,000	847,736
CSC Holdings LLC (E)	5.375	02-01-28	360,000	378,860
CSC Holdings LLC	5.875	09-15-22	905,000	950,612
CSC Holdings LLC (E)	7.500	04-01-28	730,000	803,913
Globo Comunicacao e Participacoes SA (E)	4.875	01-22-30	1,595,000	1,616,437
LCPR Senior Secured Financing DAC (E)	5.125	07-15-29	625,000	641,213
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
LCPR Senior Secured Financing DAC (E)	6.750	10-15-27	765,000	$822,375
MDC Partners, Inc. (E)	7.500	05-01-24	1,784,000	1,815,077
Meredith Corp.	6.875	02-01-26	1,188,000	1,219,185
National CineMedia LLC (E)	5.875	04-15-28	355,000	339,025
News Corp. (E)	3.875	05-15-29	978,000	997,276
Sirius XM Radio, Inc. (E)	5.000	08-01-27	1,657,000	1,735,206
Townsquare Media, Inc. (E)	6.875	02-01-26	411,000	428,468
Virgin Media Finance PLC (E)	5.000	07-15-30	334,000	333,025
WMG Acquisition Corp. (E)	3.000	02-15-31	184,000	172,730
Wireless telecommunication services 0.5%
Millicom International Cellular SA (E)	5.125	01-15-28	180,000	189,997
MTN Mauritius Investments, Ltd. (E)	4.755	11-11-24	1,260,000	1,335,162
Oztel Holdings SPC, Ltd. (E)	6.625	04-24-28	785,000	873,823
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (F)	6.875	07-19-27	1,999,000	2,081,215
Sprint Corp.	7.875	09-15-23	1,120,000	1,276,800
Telefonica Celular del Paraguay SA (E)	5.875	04-15-27	1,073,000	1,141,790
T-Mobile USA, Inc. (E)	2.050	02-15-28	2,482,000	2,463,633
T-Mobile USA, Inc. (E)	2.550	02-15-31	606,000	596,140
T-Mobile USA, Inc.	2.875	02-15-31	245,000	239,181
T-Mobile USA, Inc.	3.375	04-15-29	2,210,000	2,245,913
T-Mobile USA, Inc. (E)	3.750	04-15-27	911,000	1,003,485
T-Mobile USA, Inc. (E)	3.875	04-15-30	2,820,000	3,071,826
T-Mobile USA, Inc. (E)	4.500	04-15-50	1,421,000	1,602,618
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	2,443,000	2,977,819
Consumer discretionary 2.5%				97,535,942
Auto components 0.0%
Dealer Tire LLC (E)	8.000	02-01-28	332,000	350,675
LCM Investments Holdings II LLC (E)	4.875	05-01-29	321,000	328,357
Magna International, Inc.	2.450	06-15-30	431,000	436,727
Automobiles 0.6%
Daimler Finance North America LLC (E)	3.500	08-03-25	895,000	976,825
Daimler Finance North America LLC (E)	3.750	11-05-21	170,000	172,893
Ford Motor Credit Company LLC	2.900	02-16-28	330,000	323,400
Ford Motor Credit Company LLC	4.000	11-13-30	887,000	905,849
Ford Motor Credit Company LLC	4.125	08-17-27	1,719,000	1,796,544
Ford Motor Credit Company LLC	4.134	08-04-25	4,512,000	4,754,520
Ford Motor Credit Company LLC	5.113	05-03-29	2,379,000	2,598,344
Ford Motor Credit Company LLC	5.875	08-02-21	2,060,000	2,079,570
General Motors Company	5.400	04-01-48	655,000	791,331
16	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	3.600	06-21-30	4,082,000	$4,338,394
General Motors Financial Company, Inc.	4.300	07-13-25	1,735,000	1,923,103
General Motors Financial Company, Inc.	5.200	03-20-23	1,428,000	1,546,640
Hyundai Capital America (E)	1.800	10-15-25	726,000	731,830
Hyundai Capital America (E)	2.375	10-15-27	726,000	732,445
Nissan Motor Acceptance Corp. (E)	3.450	03-15-23	960,000	1,003,570
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (E)	7.125	07-31-26	776,000	816,740
Laureate Education, Inc. (E)	8.250	05-01-25	475,000	495,135
Service Corp. International	3.375	08-15-30	451,000	436,343
Sotheby's (E)	7.375	10-15-27	1,078,000	1,161,868
StoneMor, Inc. (E)	8.500	05-15-29	1,812,000	1,830,102
Hotels, restaurants and leisure 1.1%
Affinity Gaming (E)	6.875	12-15-27	579,000	614,611
Bally's Corp. (E)	6.750	06-01-27	1,423,000	1,513,830
Booking Holdings, Inc.	4.625	04-13-30	1,985,000	2,326,491
Caesars Resort Collection LLC (E)	5.750	07-01-25	410,000	431,636
CCM Merger, Inc. (E)	6.375	05-01-26	503,000	525,635
Choice Hotels International, Inc.	3.700	12-01-29	457,000	485,430
Choice Hotels International, Inc.	3.700	01-15-31	1,142,000	1,209,355
Dave & Buster's, Inc. (E)	7.625	11-01-25	203,000	219,315
Expedia Group, Inc. (E)	2.950	03-15-31	1,152,000	1,146,328
Expedia Group, Inc.	3.250	02-15-30	1,676,000	1,701,366
Expedia Group, Inc.	3.800	02-15-28	2,840,000	3,045,638
Expedia Group, Inc. (E)	4.625	08-01-27	1,705,000	1,918,010
Expedia Group, Inc.	5.000	02-15-26	2,554,000	2,901,882
Hilton Domestic Operating Company, Inc. (E)	3.625	02-15-32	1,073,000	1,055,210
Hilton Domestic Operating Company, Inc. (E)	4.000	05-01-31	666,000	672,660
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	1,604,000	1,710,297
Hilton Domestic Operating Company, Inc. (E)	5.750	05-01-28	237,000	254,775
Hyatt Hotels Corp.	4.375	09-15-28	383,000	413,257
Hyatt Hotels Corp.	5.750	04-23-30	959,000	1,134,657
International Game Technology PLC (E)	5.250	01-15-29	225,000	238,585
International Game Technology PLC (E)	6.500	02-15-25	765,000	847,238
Jacobs Entertainment, Inc. (E)	7.875	02-01-24	969,000	1,010,183
Life Time, Inc. (E)	8.000	04-15-26	502,000	527,271
Marriott International, Inc.	2.850	04-15-31	1,894,000	1,882,742
Marriott International, Inc.	3.125	06-15-26	650,000	691,054
Marriott International, Inc.	3.500	10-15-32	1,672,000	1,745,347
Marriott International, Inc.	4.625	06-15-30	1,002,000	1,125,005
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International	4.750	10-15-28	1,584,000	$1,670,930
Midwest Gaming Borrower LLC (E)	4.875	05-01-29	1,110,000	1,109,656
Mohegan Gaming & Entertainment (E)	8.000	02-01-26	1,166,000	1,183,490
New Red Finance, Inc. (E)	4.000	10-15-30	2,277,000	2,220,075
Resorts World Las Vegas LLC (E)	4.625	04-16-29	1,290,000	1,312,763
Resorts World Las Vegas LLC (E)	4.625	04-06-31	600,000	609,001
Travel + Leisure Company (E)	4.625	03-01-30	479,000	498,160
Travel + Leisure Company	6.600	10-01-25	585,000	661,843
Wyndham Hotels & Resorts, Inc. (E)	4.375	08-15-28	378,000	390,172
Yum! Brands, Inc.	3.625	03-15-31	973,000	960,361
Yum! Brands, Inc. (E)	4.750	01-15-30	908,000	971,560
Household durables 0.1%
Century Communities, Inc.	6.750	06-01-27	1,026,000	1,104,002
Empire Communities Corp. (E)	7.000	12-15-25	187,000	200,090
MDC Holdings, Inc.	2.500	01-15-31	632,000	610,765
Internet and direct marketing retail 0.3%
Amazon.com, Inc.	3.150	08-22-27	3,379,000	3,720,420
Amazon.com, Inc.	4.050	08-22-47	1,690,000	1,997,659
eBay, Inc.	2.700	03-11-30	2,477,000	2,520,058
MercadoLibre, Inc.	3.125	01-14-31	227,000	217,126
Prosus NV (E)	4.850	07-06-27	250,000	281,673
Prosus NV (E)	5.500	07-21-25	1,540,000	1,754,343
QVC, Inc.	4.375	03-15-23	1,350,000	1,425,938
QVC, Inc.	5.450	08-15-34	630,000	647,010
Multiline retail 0.2%
Dollar General Corp.	3.500	04-03-30	1,305,000	1,409,658
Dollar Tree, Inc.	4.200	05-15-28	3,313,000	3,760,849
Macy's Retail Holdings LLC (E)	5.875	04-01-29	287,000	294,519
Macy's, Inc. (E)	8.375	06-15-25	335,000	369,582
Specialty retail 0.1%
Asbury Automotive Group, Inc.	4.750	03-01-30	615,000	642,675
AutoNation, Inc.	4.750	06-01-30	1,295,000	1,510,034
Group 1 Automotive, Inc. (E)	4.000	08-15-28	122,000	121,848
Ken Garff Automotive LLC (E)	4.875	09-15-28	603,000	608,276
Specialty Building Products Holdings LLC (E)	6.375	09-30-26	120,000	126,450
Textiles, apparel and luxury goods 0.0%
Hanesbrands, Inc. (E)	5.375	05-15-25	450,000	473,625
Levi Strauss & Company (E)	3.500	03-01-31	273,000	272,318
18	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.8%				$30,210,627
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,621,000	1,869,423
Constellation Brands, Inc.	3.150	08-01-29	664,000	700,286
Keurig Dr. Pepper, Inc.	3.200	05-01-30	391,000	416,831
Food and staples retailing 0.2%
7-Eleven, Inc. (E)	2.800	02-10-51	1,951,000	1,766,114
Advantage Sales & Marketing, Inc. (E)	6.500	11-15-28	1,530,000	1,617,975
Albertsons Companies, Inc. (E)	3.250	03-15-26	438,000	437,685
Albertsons Companies, Inc. (E)	3.500	03-15-29	1,897,000	1,821,120
Albertsons Companies, Inc. (E)	4.875	02-15-30	386,000	401,878
Sysco Corp.	5.950	04-01-30	712,000	897,824
The Kroger Company	2.200	05-01-30	1,015,000	1,004,972
U.S. Foods, Inc. (E)	4.750	02-15-29	902,000	909,893
Food products 0.3%
BRF SA (E)	5.750	09-21-50	1,714,000	1,681,605
Cargill, Inc. (E)	2.125	04-23-30	555,000	551,195
JBS Investments II GmbH (E)	5.750	01-15-28	2,230,000	2,369,821
Kraft Heinz Foods Company	4.375	06-01-46	1,554,000	1,665,427
Kraft Heinz Foods Company	4.875	10-01-49	293,000	336,213
Kraft Heinz Foods Company	5.000	06-04-42	535,000	617,894
Kraft Heinz Foods Company	5.500	06-01-50	959,000	1,191,420
MARB BondCo PLC (E)	3.950	01-29-31	1,016,000	965,373
NBM US Holdings, Inc. (E)	6.625	08-06-29	1,623,000	1,797,651
NBM US Holdings, Inc. (E)	7.000	05-14-26	645,000	693,375
Post Holdings, Inc. (E)	5.500	12-15-29	814,000	876,312
Simmons Foods, Inc. (E)	4.625	03-01-29	186,000	187,434
Household products 0.1%
Edgewell Personal Care Company (E)	4.125	04-01-29	740,000	738,150
Edgewell Personal Care Company (E)	5.500	06-01-28	933,000	991,313
Personal products 0.1%
Natura Cosmeticos SA (E)	4.125	05-03-28	889,000	902,335
Natura Cosmeticos SA (E)	5.375	02-01-23	1,190,000	1,221,238
Oriflame Investment Holding PLC (E)	5.125	05-04-26	1,277,000	1,277,000
Oriflame Investment Holding PLC (E)	9.125	08-01-24	285,000	302,870
Energy 1.9%				72,774,468
Energy equipment and services 0.1%
CSI Compressco LP (E)	7.500	04-01-25	1,439,000	1,460,585
CSI Compressco LP (E)	7.500	04-01-25	262,000	265,930
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (E)	10.000	04-01-26	837,021	744,949
Inkia Energy, Ltd. (E)	5.875	11-09-27	220,000	222,988
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 1.8%
Aker BP ASA (E)	2.875	01-15-26	980,000	$1,018,363
Aker BP ASA (E)	3.000	01-15-25	1,070,000	1,112,075
Aker BP ASA (E)	4.000	01-15-31	1,918,000	2,031,935
Altera Infrastructure LP (E)	8.500	07-15-23	1,216,000	1,106,560
Antero Resources Corp.	5.000	03-01-25	1,384,000	1,404,760
Cenovus Energy, Inc.	3.950	04-15-22	912,000	931,730
Cheniere Energy Partners LP (E)	4.000	03-01-31	2,363,000	2,404,353
Cheniere Energy Partners LP	4.500	10-01-29	1,769,000	1,846,394
Cimarex Energy Company	4.375	06-01-24	930,000	1,013,342
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (E)	5.850	05-21-43	1,062,000	961,110
Diamondback Energy, Inc.	3.125	03-24-31	1,185,000	1,196,867
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,419,000	1,480,177
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	1,735,000	1,913,375
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,380,000	1,496,020
Energean Israel Finance, Ltd. (E)	5.375	03-30-28	439,000	453,849
Energean Israel Finance, Ltd. (E)	5.875	03-30-31	772,000	796,082
Energy Transfer LP	3.900	07-15-26	1,830,000	1,984,239
Energy Transfer LP	4.200	04-15-27	789,000	861,519
Energy Transfer LP	5.150	03-15-45	1,751,000	1,853,762
Energy Transfer LP	5.250	04-15-29	3,812,000	4,372,160
Energy Transfer LP	5.400	10-01-47	995,000	1,081,446
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	2,668,000	2,699,393
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,345,000	1,861,841
Kinder Morgan, Inc.	4.300	03-01-28	837,000	942,380
Leviathan Bond, Ltd. (E)	6.500	06-30-27	1,610,000	1,785,928
Leviathan Bond, Ltd. (E)	6.750	06-30-30	256,000	286,764
Midwest Connector Capital Company LLC (E)	3.625	04-01-22	611,000	619,888
Midwest Connector Capital Company LLC (E)	3.900	04-01-24	1,779,000	1,849,825
MPLX LP	4.000	03-15-28	1,538,000	1,698,132
MPLX LP	4.125	03-01-27	310,000	345,114
MPLX LP	4.250	12-01-27	630,000	707,105
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	3,500,000	3,543,750
New Fortress Energy, Inc. (E)	6.500	09-30-26	1,787,000	1,823,330
Occidental Petroleum Corp.	2.900	08-15-24	1,079,000	1,076,303
Occidental Petroleum Corp.	3.500	08-15-29	307,000	293,185
20	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Parkland Corp. (E)	4.500	10-01-29	798,000	$814,479
Petrobras Global Finance BV	5.093	01-15-30	2,183,000	2,306,885
Petrobras Global Finance BV	6.900	03-19-49	800,000	900,480
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,261,000	1,396,647
Sabine Pass Liquefaction LLC	5.000	03-15-27	890,000	1,023,142
Sabine Pass Liquefaction LLC	5.875	06-30-26	2,322,000	2,749,167
Sunoco LP (E)	4.500	05-15-29	363,000	366,630
Targa Resources Partners LP (E)	4.000	01-15-32	896,000	880,320
Targa Resources Partners LP	5.875	04-15-26	1,726,000	1,807,985
The Williams Companies, Inc.	3.750	06-15-27	1,650,000	1,814,442
The Williams Companies, Inc.	4.550	06-24-24	3,142,000	3,468,203
The Williams Companies, Inc.	5.750	06-24-44	367,000	455,873
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,100,000	1,242,707
Financials 4.9%				191,081,838
Banks 2.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (E)(F)	6.750	06-15-26	960,000	1,123,680
Banco Davivienda SA (6.650% to 4-22-31, then 10 Year CMT + 5.097%) (E)(F)	6.650	04-22-31	612,000	624,301
Banco Santander SA	4.379	04-12-28	1,380,000	1,553,541
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	2,120,000	2,133,129
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	2,349,000	2,377,125
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%)	2.831	10-24-51	1,364,000	1,255,204
Bank of America Corp.	3.248	10-21-27	2,383,000	2,585,810
Bank of America Corp.	3.950	04-21-25	2,119,000	2,330,728
Bank of America Corp.	4.450	03-03-26	2,755,000	3,120,400
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26	2,563,000	2,997,908
Barclays Bank PLC (E)	10.179	06-12-21	345,000	348,537
Barclays PLC	4.375	01-12-26	1,220,000	1,367,763
BPCE SA (E)	4.500	03-15-25	1,825,000	2,018,374
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	1,906,000	1,903,925
Citigroup, Inc.	3.200	10-21-26	2,586,000	2,804,508
Citigroup, Inc.	4.600	03-09-26	3,326,000	3,801,427
Citigroup, Inc. (3 month LIBOR + 4.478%) (C)(F)	4.672	05-17-21	424,000	424,424
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (F)	4.700	01-30-25	2,228,000	2,269,329
Citigroup, Inc.	5.500	09-13-25	830,000	972,058
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	1,920,000	$2,237,376
Citizens Financial Group, Inc.	3.250	04-30-30	2,133,000	2,276,898
Credit Agricole SA (E)	2.811	01-11-41	1,137,000	1,036,525
Credit Agricole SA (E)	3.250	01-14-30	2,476,000	2,567,585
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (E)(F)	7.875	01-23-24	1,350,000	1,525,500
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	1,381,000	1,424,156
Freedom Mortgage Corp. (E)	8.125	11-15-24	1,212,000	1,254,420
Freedom Mortgage Corp. (E)	8.250	04-15-25	320,000	332,016
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (F)	6.375	03-30-25	342,000	378,628
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (F)	6.875	06-01-21	1,550,000	1,549,535
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (F)	6.500	04-16-25	375,000	416,963
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	2,663,000	2,690,474
JPMorgan Chase & Co.	2.950	10-01-26	2,619,000	2,823,588
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	2,124,000	2,181,906
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	2,293,000	2,548,805
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (F)	4.600	02-01-25	2,063,000	2,127,469
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	2,400,000	2,667,000
Lloyds Banking Group PLC	4.450	05-08-25	4,088,000	4,589,532
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	1,455,000	1,643,961
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	755,000	825,781
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	977,009
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (F)	6.000	12-29-25	1,920,000	2,123,904
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (F)	8.625	08-15-21	2,611,000	2,662,437
PNC Bank NA	4.050	07-26-28	543,000	616,718
Santander Holdings USA, Inc.	3.244	10-05-26	3,234,000	3,449,727
Santander Holdings USA, Inc.	3.450	06-02-25	2,815,000	3,018,411
22	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.	3.500	06-07-24	2,082,000	$2,228,816
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	968,835
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (E)(F)	5.375	11-18-30	1,348,000	1,401,920
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (E)(F)	7.375	09-13-21	1,250,000	1,272,325
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	105,979
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (F)	4.850	06-01-23	1,124,000	1,178,795
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (F)	6.750	08-01-21	1,861,000	1,879,610
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	1,317,000	1,364,554
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	3,704,000	3,813,532
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	1,895,000	1,966,682
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	1,741,000	1,719,109
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (F)	5.875	06-15-25	4,138,000	4,608,698
Capital markets 0.9%
Ares Capital Corp.	2.150	07-15-26	2,248,000	2,217,914
Ares Capital Corp.	3.875	01-15-26	2,027,000	2,163,168
Ares Capital Corp.	4.200	06-10-24	1,073,000	1,157,442
Cantor Fitzgerald LP (E)	4.875	05-01-24	1,944,000	2,141,986
Credit Suisse Group AG (E)	3.574	01-09-23	337,000	343,301
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (E)(F)	5.250	02-11-27	867,000	900,596
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (E)(F)	7.500	07-17-23	1,405,000	1,503,069
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (E)(F)	7.500	12-11-23	620,000	682,000
Lazard Group LLC	4.375	03-11-29	1,115,000	1,251,245
Macquarie Bank, Ltd. (E)	3.624	06-03-30	1,265,000	1,305,783
Macquarie Bank, Ltd. (E)	4.875	06-10-25	1,395,000	1,556,128
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	4,460,000	4,637,494
Morgan Stanley	3.875	01-27-26	1,493,000	1,664,335
MSCI, Inc. (E)	3.625	11-01-31	1,605,000	1,605,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Raymond James Financial, Inc.	4.650	04-01-30	740,000	$875,330
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	4,953,000	4,977,168
The Goldman Sachs Group, Inc.	3.850	01-26-27	3,636,000	4,024,768
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (E)(F)	7.000	01-31-24	1,198,000	1,321,538
Consumer finance 0.2%
Ally Financial, Inc.	5.125	09-30-24	2,459,000	2,788,520
Ally Financial, Inc.	5.800	05-01-25	970,000	1,132,539
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (E)(F)	9.125	11-29-22	510,000	402,071
Discover Financial Services	4.100	02-09-27	426,000	475,801
Enova International, Inc. (E)	8.500	09-01-24	142,000	145,905
Enova International, Inc. (E)	8.500	09-15-25	845,000	878,800
OneMain Finance Corp.	6.875	03-15-25	335,000	380,644
OneMain Finance Corp.	8.875	06-01-25	375,000	414,844
Unifin Financiera SAB de CV (E)	9.875	01-28-29	1,659,000	1,636,554
Diversified financial services 0.4%
Brightstar Escrow Corp. (E)	9.750	10-15-25	522,000	568,980
GE Capital International Funding Company	4.418	11-15-35	3,748,000	4,312,052
Gogo Intermediate Holdings LLC (E)	9.875	05-01-24	858,000	900,368
Jefferies Financial Group, Inc.	5.500	10-18-23	888,000	960,924
Jefferies Group LLC	4.150	01-23-30	1,680,000	1,859,110
Jefferies Group LLC	4.850	01-15-27	2,010,000	2,323,978
Operadora de Servicios Mega SA de CV (E)	8.250	02-11-25	1,290,000	1,265,064
Trident TPI Holdings, Inc. (E)	6.625	11-01-25	280,000	285,043
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	2,284,000	2,449,590
Insurance 0.6%
Athene Holding, Ltd.	3.500	01-15-31	865,000	908,208
AXA SA	8.600	12-15-30	660,000	1,001,088
Brighthouse Financial, Inc.	3.700	06-22-27	1,462,000	1,581,587
CNA Financial Corp.	2.050	08-15-30	627,000	600,532
CNO Financial Group, Inc.	5.250	05-30-25	882,000	1,003,180
CNO Financial Group, Inc.	5.250	05-30-29	1,878,000	2,198,504
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (E)	7.800	03-15-37	36,000	46,656
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,955,000	2,477,110
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (E)	9.250	04-08-38	320,000	483,337
New York Life Insurance Company (E)	3.750	05-15-50	1,126,000	1,209,339
24	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (E)	2.750	01-21-51	2,711,000	$2,616,115
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (E)	5.100	10-16-44	1,245,000	1,388,175
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,687,000	3,906,293
SBL Holdings, Inc. (E)	5.000	02-18-31	1,703,000	1,804,350
Teachers Insurance & Annuity Association of America (E)	4.270	05-15-47	1,632,000	1,877,160
Thrifts and mortgage finance 0.0%
Nationstar Mortgage Holdings, Inc. (E)	5.125	12-15-30	684,000	676,927
Nationstar Mortgage Holdings, Inc. (E)	5.500	08-15-28	582,000	587,820
Nationstar Mortgage Holdings, Inc. (E)	6.000	01-15-27	254,000	265,430
Radian Group, Inc.	4.500	10-01-24	450,000	473,625
Health care 1.5%				57,730,208
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	7,297,000	7,800,231
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	2,385,000	2,590,744
Health care equipment and supplies 0.0%
Varex Imaging Corp. (E)	7.875	10-15-27	630,000	703,143
Health care providers and services 0.9%
AmerisourceBergen Corp.	2.800	05-15-30	1,794,000	1,846,113
Anthem, Inc.	2.250	05-15-30	560,000	551,281
Centene Corp.	2.500	03-01-31	1,645,000	1,572,768
Centene Corp.	3.000	10-15-30	1,383,000	1,372,628
Centene Corp.	3.375	02-15-30	397,000	398,489
Centene Corp.	4.250	12-15-27	289,000	302,904
Centene Corp.	4.625	12-15-29	618,000	668,985
Centene Corp. (E)	5.375	06-01-26	1,244,000	1,295,999
CVS Health Corp.	2.700	08-21-40	1,301,000	1,200,136
CVS Health Corp.	3.750	04-01-30	1,606,000	1,766,572
CVS Health Corp.	4.300	03-25-28	2,136,000	2,430,297
CVS Health Corp.	5.050	03-25-48	2,256,000	2,774,186
DaVita, Inc. (E)	3.750	02-15-31	1,878,000	1,784,100
DaVita, Inc. (E)	4.625	06-01-30	1,443,000	1,461,038
Encompass Health Corp.	4.500	02-01-28	462,000	478,748
Encompass Health Corp.	4.625	04-01-31	535,000	567,100
Fresenius Medical Care US Finance III, Inc. (E)	2.375	02-16-31	2,555,000	2,461,633
HCA, Inc.	4.125	06-15-29	1,011,000	1,123,694
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.250	04-15-25	1,508,000	$1,733,436
HCA, Inc.	5.250	06-15-26	1,130,000	1,311,483
MEDNAX, Inc. (E)	6.250	01-15-27	1,409,000	1,493,540
Rede D'or Finance Sarl (E)	4.500	01-22-30	2,102,000	2,064,690
Select Medical Corp. (E)	6.250	08-15-26	1,130,000	1,201,456
Team Health Holdings, Inc. (E)	6.375	02-01-25	150,000	132,375
Universal Health Services, Inc. (E)	2.650	10-15-30	1,611,000	1,566,665
Universal Health Services, Inc. (E)	5.000	06-01-26	1,962,000	2,003,212
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (E)	4.250	05-01-28	169,000	175,984
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (E)	5.250	01-30-30	495,000	497,475
Bausch Health Companies, Inc. (E)	6.125	04-15-25	1,385,000	1,414,127
Bausch Health Companies, Inc. (E)	6.250	02-15-29	1,415,000	1,496,363
Catalent Pharma Solutions, Inc. (E)	3.125	02-15-29	282,000	272,835
Catalent Pharma Solutions, Inc. (E)	5.000	07-15-27	155,000	162,169
Jazz Securities DAC (E)	4.375	01-15-29	509,000	520,453
Organon Finance 1 LLC (E)	5.125	04-30-31	1,470,000	1,525,272
Royalty Pharma PLC (E)	1.750	09-02-27	635,000	625,612
Viatris, Inc. (E)	2.300	06-22-27	743,000	752,736
Viatris, Inc. (E)	2.700	06-22-30	1,560,000	1,541,339
Viatris, Inc. (E)	4.000	06-22-50	2,101,000	2,088,197
Industrials 2.6%				98,961,534
Aerospace and defense 0.4%
BAE Systems PLC (E)	1.900	02-15-31	1,955,000	1,848,078
DAE Funding LLC (E)	2.625	03-20-25	1,109,000	1,119,646
Howmet Aerospace, Inc.	5.125	10-01-24	1,176,000	1,289,190
Huntington Ingalls Industries, Inc.	3.844	05-01-25	240,000	261,731
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,692,000	1,902,435
Kratos Defense & Security Solutions, Inc. (E)	6.500	11-30-25	655,000	687,750
The Boeing Company	3.200	03-01-29	2,894,000	2,974,051
The Boeing Company	5.040	05-01-27	2,531,000	2,908,041
The Boeing Company	5.805	05-01-50	1,152,000	1,479,003
TransDigm, Inc.	5.500	11-15-27	2,253,000	2,344,472
Air freight and logistics 0.0%
Simpar Europe SA (E)	5.200	01-26-31	480,000	484,205
Watco Companies LLC (E)	6.500	06-15-27	217,000	231,105
XPO Logistics, Inc. (E)	6.250	05-01-25	106,000	113,547
Airlines 0.9%
Air Canada 2013-1 Class A Pass Through Trust (E)	4.125	05-15-25	446,314	440,735
26	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Air Canada 2017-1 Class B Pass Through Trust (E)	3.700	01-15-26	615,562	$590,940
Alaska Airlines 2020-1 Class B Pass Through Trust (E)	8.000	08-15-25	416,780	464,710
American Airlines 2001-1 Pass Through Trust	6.977	05-23-21	51,364	51,274
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	3,532,929	3,459,798
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	375,847	361,753
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,377,182	1,342,752
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	515,200	494,592
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,122,975	1,142,627
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	933,960	875,588
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,770,650	1,664,411
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	941,131	938,778
British Airways 2013-1 Class A Pass Through Trust (E)	4.625	06-20-24	505,266	522,786
British Airways 2018-1 Class A Pass Through Trust (E)	4.125	09-20-31	306,932	307,570
British Airways 2020-1 Class A Pass Through Trust (E)	4.250	11-15-32	527,892	559,878
British Airways 2020-1 Class B Pass Through Trust (E)	8.375	11-15-28	432,547	495,679
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	200,975	205,618
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	125,256	126,195
Delta Air Lines, Inc.	2.900	10-28-24	2,694,000	2,717,805
Delta Air Lines, Inc.	3.800	04-19-23	1,272,000	1,308,633
Delta Air Lines, Inc.	4.375	04-19-28	1,550,000	1,645,652
Delta Air Lines, Inc. (E)	4.500	10-20-25	370,000	396,881
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,357,461	1,368,060
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,463,753	1,529,622
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	368,889	375,345
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	2,185,878	2,180,413
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,700,111	1,661,859
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	27

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	252,910	$256,704
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	843,320	895,342
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,509,685	3,865,146
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	885,096	920,500
United Airlines, Inc. (E)	4.375	04-15-26	140,000	145,281
United Airlines, Inc. (E)	4.625	04-15-29	288,000	299,290
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	134,675	137,032
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	207,380	219,893
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	306,527	318,788
Building products 0.0%
Builders FirstSource, Inc. (E)	5.000	03-01-30	120,000	127,350
Builders FirstSource, Inc. (E)	6.750	06-01-27	159,000	170,989
Owens Corning	3.950	08-15-29	1,435,000	1,594,020
Commercial services and supplies 0.2%
APX Group, Inc.	7.625	09-01-23	1,406,000	1,442,908
Cimpress PLC (E)	7.000	06-15-26	1,425,000	1,499,813
Clean Harbors, Inc. (E)	4.875	07-15-27	120,000	124,950
GFL Environmental, Inc. (E)	3.500	09-01-28	1,411,000	1,358,440
Graphic Packaging International LLC (E)	3.500	03-01-29	994,000	984,557
LSC Communications, Inc. (E)(G)	8.750	10-15-23	1,058,000	31,740
Prime Security Services Borrower LLC (E)	3.375	08-31-27	192,000	185,520
Prime Security Services Borrower LLC (E)	6.250	01-15-28	792,000	827,640
Stericycle, Inc. (E)	3.875	01-15-29	295,000	294,263
Williams Scotsman International, Inc. (E)	4.625	08-15-28	219,000	223,417
Construction and engineering 0.1%
AECOM	5.125	03-15-27	1,655,000	1,841,188
MasTec, Inc. (E)	4.500	08-15-28	577,000	601,523
Picasso Finance Sub, Inc. (E)	6.125	06-15-25	96,000	102,120
Tutor Perini Corp. (E)	6.875	05-01-25	550,000	567,875
Industrial conglomerates 0.1%
General Electric Company	4.250	05-01-40	2,014,000	2,250,694
General Electric Company	5.550	01-05-26	2,351,000	2,793,625
Machinery 0.1%
ATS Automation Tooling Systems, Inc. (E)	4.125	12-15-28	221,000	222,658
Clark Equipment Company (E)	5.875	06-01-25	125,000	132,656
Flowserve Corp.	3.500	10-01-30	844,000	874,147
Hillenbrand, Inc.	5.750	06-15-25	282,000	302,093
28	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
JB Poindexter & Company, Inc. (E)	7.125	04-15-26	419,000	$442,569
Vertical U.S. Newco, Inc. (E)	5.250	07-15-27	366,000	383,158
Professional services 0.2%
CoStar Group, Inc. (E)	2.800	07-15-30	2,009,000	1,987,634
IHS Markit, Ltd. (E)	4.000	03-01-26	1,169,000	1,293,510
IHS Markit, Ltd. (E)	4.750	02-15-25	745,000	836,561
IHS Markit, Ltd.	4.750	08-01-28	938,000	1,085,327
TriNet Group, Inc. (E)	3.500	03-01-29	881,000	860,076
Road and rail 0.1%
Uber Technologies, Inc. (E)	7.500	05-15-25	1,178,000	1,273,713
Uber Technologies, Inc. (E)	7.500	09-15-27	1,798,000	1,982,780
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	1.750	01-30-26	1,914,000	1,876,632
AerCap Ireland Capital DAC	2.875	08-14-24	2,008,000	2,099,563
AerCap Ireland Capital DAC	3.650	07-21-27	576,000	612,032
Ahern Rentals, Inc. (E)	7.375	05-15-23	839,000	753,003
Air Lease Corp.	2.875	01-15-26	923,000	961,283
Air Lease Corp.	3.625	12-01-27	570,000	605,024
Aircastle, Ltd.	5.500	02-15-22	955,000	988,119
Alta Equipment Group, Inc. (E)	5.625	04-15-26	270,000	274,136
Ashtead Capital, Inc. (E)	4.250	11-01-29	747,000	799,290
Ashtead Capital, Inc. (E)	4.375	08-15-27	1,075,000	1,126,063
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29	906,000	903,735
Boise Cascade Company (E)	4.875	07-01-30	153,000	162,180
H&E Equipment Services, Inc. (E)	3.875	12-15-28	1,266,000	1,235,933
United Rentals North America, Inc.	3.875	11-15-27	785,000	822,288
United Rentals North America, Inc.	3.875	02-15-31	496,000	499,164
United Rentals North America, Inc.	4.875	01-15-28	1,570,000	1,662,238
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (E)	3.100	02-02-31	1,324,000	1,242,530
Imola Merger Corp. (E)	4.750	05-15-29	1,644,000	1,707,623
Information technology 1.9%				72,993,618
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	1,824,000	1,762,728
Motorola Solutions, Inc.	4.600	02-23-28	2,540,000	2,919,588
Motorola Solutions, Inc.	4.600	05-23-29	343,000	394,173
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,834,000	1,896,246
IT services 0.1%
Gartner, Inc. (E)	3.750	10-01-30	257,000	257,643
Gartner, Inc. (E)	4.500	07-01-28	238,000	250,202
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	29

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
PayPal Holdings, Inc.	2.850	10-01-29	2,468,000	$2,607,853
Sabre GLBL, Inc. (E)	7.375	09-01-25	918,000	999,473
Tempo Acquisition LLC (E)	6.750	06-01-25	261,000	265,818
VeriSign, Inc.	5.250	04-01-25	565,000	638,450
Visa, Inc.	2.700	04-15-40	735,000	729,662
Semiconductors and semiconductor equipment 1.0%
Broadcom, Inc. (E)	3.419	04-15-33	3,155,000	3,197,789
Broadcom, Inc.	4.750	04-15-29	6,626,000	7,538,629
Broadcom, Inc.	5.000	04-15-30	2,474,000	2,845,465
KLA Corp.	4.100	03-15-29	1,320,000	1,497,531
Lam Research Corp.	4.875	03-15-49	1,283,000	1,674,940
Marvell Technology Group, Ltd.	4.875	06-22-28	2,472,000	2,825,717
Marvell Technology, Inc. (E)	2.450	04-15-28	2,175,000	2,188,364
Microchip Technology, Inc. (E)	4.250	09-01-25	301,000	316,103
Micron Technology, Inc.	4.185	02-15-27	4,142,000	4,655,676
Micron Technology, Inc.	4.975	02-06-26	612,000	706,692
Micron Technology, Inc.	5.327	02-06-29	3,867,000	4,614,192
NVIDIA Corp.	2.850	04-01-30	1,853,000	1,965,380
NXP BV (E)	3.400	05-01-30	637,000	681,195
NXP BV (E)	3.875	06-18-26	2,512,000	2,779,457
Qorvo, Inc. (E)	3.375	04-01-31	724,000	733,651
Software 0.2%
Autodesk, Inc.	2.850	01-15-30	523,000	545,765
Crowdstrike Holdings, Inc.	3.000	02-15-29	231,000	228,933
Infor, Inc. (E)	1.750	07-15-25	413,000	420,370
j2 Global, Inc. (E)	4.625	10-15-30	828,000	847,599
Microsoft Corp.	2.525	06-01-50	1,185,000	1,103,545
Oracle Corp.	2.950	04-01-30	3,560,000	3,685,425
PTC, Inc. (E)	4.000	02-15-28	196,000	201,188
Technology hardware, storage and peripherals 0.4%
Atento Luxco 1 SA (E)	8.000	02-10-26	573,000	622,017
CDW LLC	3.250	02-15-29	460,000	455,975
Dell International LLC (E)	4.900	10-01-26	2,645,000	3,038,468
Dell International LLC (E)	5.300	10-01-29	2,355,000	2,788,579
Dell International LLC (E)	5.850	07-15-25	1,093,000	1,281,560
Dell International LLC (E)	8.350	07-15-46	1,426,000	2,234,805
Seagate HDD Cayman (E)	4.091	06-01-29	1,670,000	1,710,564
Seagate HDD Cayman (E)	4.125	01-15-31	1,542,000	1,560,103
Xerox Holdings Corp. (E)	5.500	08-15-28	1,269,000	1,326,105
Materials 1.1%				42,662,133
Chemicals 0.4%
Braskem Netherlands Finance BV (E)	4.500	01-31-30	1,176,000	1,195,051
30	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (E)	8.500	01-23-81	1,381,000	$1,595,055
Cydsa SAB de CV (E)	6.250	10-04-27	1,415,000	1,478,689
FS Luxembourg Sarl (E)	10.000	12-15-25	1,340,000	1,462,744
INEOS Quattro Finance 2 PLC (E)	3.375	01-15-26	320,000	319,600
Methanex Corp.	4.250	12-01-24	1,190,000	1,252,475
Nutrition & Biosciences, Inc. (E)	1.832	10-15-27	536,000	529,533
Nutrition & Biosciences, Inc. (E)	2.300	11-01-30	1,068,000	1,040,223
Orbia Advance Corp. SAB de CV (E)	5.500	01-15-48	1,569,000	1,782,776
Sasol Financing USA LLC	5.500	03-18-31	1,846,000	1,875,628
Trinseo Materials Operating SCA (E)	5.125	04-01-29	928,000	941,920
Tronox, Inc. (E)	4.625	03-15-29	1,066,000	1,088,653
Valvoline, Inc. (E)	3.625	06-15-31	1,188,000	1,161,270
WR Grace & Company (E)	4.875	06-15-27	404,000	421,170
Construction materials 0.2%
Cemex SAB de CV (E)	3.875	07-11-31	1,211,000	1,198,527
Cemex SAB de CV (E)	5.200	09-17-30	1,176,000	1,279,723
Cemex SAB de CV (E)	7.375	06-05-27	1,250,000	1,417,500
Standard Industries, Inc. (E)	3.375	01-15-31	438,000	410,548
Standard Industries, Inc. (E)	5.000	02-15-27	196,000	202,125
US Concrete, Inc. (E)	5.125	03-01-29	452,000	466,690
Vulcan Materials Company	3.500	06-01-30	1,228,000	1,336,464
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (E)	6.000	02-15-25	850,000	877,005
Graham Packaging Company, Inc. (E)	7.125	08-15-28	74,000	79,365
Mauser Packaging Solutions Holding Company (E)	8.500	04-15-24	139,000	143,865
Owens-Brockway Glass Container, Inc. (E)	6.625	05-13-27	702,000	758,160
Reynolds Group Issuer, Inc. (E)	4.000	10-15-27	1,321,000	1,306,139
Metals and mining 0.3%
Anglo American Capital PLC (E)	4.750	04-10-27	1,100,000	1,265,728
Arconic Corp. (E)	6.000	05-15-25	304,000	324,520
Arconic Corp. (E)	6.125	02-15-28	747,000	793,688
Commercial Metals Company	5.375	07-15-27	231,000	244,860
CSN Islands XI Corp. (E)	6.750	01-28-28	1,940,000	2,108,392
First Quantum Minerals, Ltd. (E)	6.500	03-01-24	500,000	512,500
First Quantum Minerals, Ltd. (E)	6.875	03-01-26	450,000	472,500
First Quantum Minerals, Ltd. (E)	6.875	10-15-27	819,000	898,853
First Quantum Minerals, Ltd. (E)	7.250	04-01-23	290,000	295,438
First Quantum Minerals, Ltd. (E)	7.500	04-01-25	583,000	605,227
FMG Resources August 2006 Pty, Ltd. (E)	4.375	04-01-31	1,283,000	1,332,716
Freeport-McMoRan, Inc.	4.625	08-01-30	1,229,000	1,356,509
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	31

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	5.450	03-15-43	1,122,000	$1,369,906
Hudbay Minerals, Inc. (E)	4.500	04-01-26	288,000	292,320
JW Aluminum Continuous Cast Company (E)	10.250	06-01-26	461,000	486,355
Newmont Corp.	2.800	10-01-29	915,000	945,067
Volcan Cia Minera SAA (E)	4.375	02-11-26	303,000	298,888
Paper and forest products 0.1%
Georgia-Pacific LLC (E)	2.300	04-30-30	2,545,000	2,554,241
Inversiones CMPC SA (E)	3.850	01-13-30	407,000	433,252
Norbord, Inc. (E)	6.250	04-15-23	415,000	450,275
Real estate 0.9%				35,743,106
Equity real estate investment trusts 0.9%
American Homes 4 Rent LP	4.250	02-15-28	2,106,000	2,339,688
American Tower Corp.	3.550	07-15-27	2,603,000	2,841,894
American Tower Corp.	3.800	08-15-29	885,000	974,048
Crown Castle International Corp.	2.250	01-15-31	1,718,000	1,667,469
Crown Castle International Corp.	3.300	07-01-30	287,000	304,238
Crown Castle International Corp.	3.650	09-01-27	2,307,000	2,531,860
Crown Castle International Corp.	3.800	02-15-28	926,000	1,016,919
Crown Castle International Corp.	4.150	07-01-50	255,000	275,662
CyrusOne LP	2.150	11-01-30	686,000	641,993
CyrusOne LP	3.450	11-15-29	1,401,000	1,463,387
Equinix, Inc.	1.550	03-15-28	1,575,000	1,517,967
Equinix, Inc.	1.800	07-15-27	1,127,000	1,117,353
Equinix, Inc.	3.200	11-18-29	2,276,000	2,401,243
Equinix, Inc.	5.375	05-15-27	1,098,000	1,179,779
GLP Capital LP	5.375	04-15-26	1,489,000	1,684,405
Host Hotels & Resorts LP	3.375	12-15-29	2,195,000	2,230,765
Host Hotels & Resorts LP	3.500	09-15-30	1,398,000	1,441,562
Host Hotels & Resorts LP	4.500	02-01-26	839,000	920,057
Iron Mountain, Inc. (E)	4.875	09-15-29	781,000	795,464
Iron Mountain, Inc. (E)	5.250	07-15-30	1,041,000	1,081,339
MGM Growth Properties Operating Partnership LP (E)	3.875	02-15-29	798,000	807,919
RHP Hotel Properties LP (E)	4.500	02-15-29	184,000	182,101
SBA Communications Corp.	3.875	02-15-27	1,525,000	1,559,579
SBA Tower Trust (E)	2.836	01-15-25	1,172,000	1,235,263
Uniti Group LP (E)	6.500	02-15-29	593,000	589,463
Ventas Realty LP	3.500	02-01-25	1,355,000	1,471,388
VICI Properties LP (E)	4.125	08-15-30	642,000	652,034
VICI Properties LP (E)	4.625	12-01-29	788,000	818,267
32	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 0.6%				$23,786,194
Electric utilities 0.4%
ABY Transmision Sur SA (E)	6.875	04-30-43	836,333	1,066,325
DPL, Inc. (E)	4.125	07-01-25	628,000	675,602
Emera US Finance LP	3.550	06-15-26	797,000	871,260
FirstEnergy Corp.	2.650	03-01-30	675,000	659,813
Instituto Costarricense de Electricidad (E)	6.375	05-15-43	515,000	445,475
Israel Electric Corp., Ltd. (E)	6.875	06-21-23	300,000	336,251
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	3,165,000	3,511,705
NRG Energy, Inc. (E)	2.450	12-02-27	1,425,000	1,429,659
NRG Energy, Inc. (E)	3.375	02-15-29	244,000	238,815
NRG Energy, Inc. (E)	3.625	02-15-31	671,000	657,381
NRG Energy, Inc. (E)	4.450	06-15-29	1,077,000	1,179,536
Vistra Operations Company LLC (E)	3.700	01-30-27	2,586,000	2,681,280
Vistra Operations Company LLC (E)	4.300	07-15-29	2,115,000	2,224,860
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	1,060,000	1,177,925
Infraestructura Energetica Nova SAB de CV (E)	4.750	01-15-51	2,116,000	2,110,710
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (E)	4.375	05-31-30	936,000	971,287
LLPL Capital Pte, Ltd. (E)	6.875	02-04-39	136,800	159,919
NextEra Energy Operating Partners LP (E)	3.875	10-15-26	1,071,000	1,120,164
NextEra Energy Operating Partners LP (E)	4.500	09-15-27	255,000	275,278
Multi-utilities 0.0%
Dominion Energy, Inc.	3.375	04-01-30	1,031,000	1,110,485

NiSource, Inc.	3.600	05-01-30	808,000	882,464
Municipal bonds 0.1%				$3,971,413
(Cost $3,870,578)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,523,000	1,629,875
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	100,756

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	2,221,000	2,240,782
Term loans (H) 0.1%				$1,407,589
(Cost $1,408,920)
Industrials 0.1%				1,407,589
Professional services 0.1%

CoreLogic, Inc., Term Loan (I)	TBD	04-14-28	1,416,000	1,407,589
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	33

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 1.9%				$72,014,687
(Cost $75,437,041)
Commercial and residential 1.4%				54,556,093
Angel Oak Mortgage Trust LLC Series 2020-R1, Class A1 (E)(J)	0.990	04-25-53	1,805,093	1,807,658
AOA Mortgage Trust Series 2015-1177, Class C (E)(J)	3.110	12-13-29	290,000	289,927
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (E)(J)	3.843	11-05-32	575,000	479,910
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	665,000	702,028
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	537,000	560,704
BBCMS Trust
Series 2015-MSQ, Class D (E)(J)	4.123	09-15-32	385,000	393,045
Series 2015-SRCH, Class D (E)(J)	5.122	08-10-35	840,000	929,038
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	905,000	951,514
Series 2019-B13, Class A2	2.889	08-15-57	780,000	819,619
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (E)(J)	2.666	07-25-59	30,904	31,282
BWAY Mortgage Trust Series 2015-1740, Class XA IO (E)	1.023	01-10-35	7,015,000	44,641
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(E)	1.436	03-15-37	1,604,000	1,605,625
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (C)(E)	1.045	10-15-37	1,802,000	1,803,127
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(E)	1.865	12-15-37	230,000	230,135
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (C)(E)	2.665	12-15-37	705,000	705,214
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (E)	3.341	05-10-36	798,000	845,915
Series 2019-SMRT, Class A (E)	4.149	01-10-36	579,000	623,445
COLT Mortgage Loan Trust Series 2020-1, Class A1 (E)(J)	2.488	02-25-50	377,221	380,872
COLT Trust Series 2020-RPL1, Class A1 (E)(J)	1.390	01-25-65	2,497,196	2,484,442
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.779	08-15-45	3,651,285	45,911
Series 2012-CR3, Class XA IO	2.000	10-15-45	5,290,052	94,133
Series 2014-CR15, Class XA IO	1.075	02-10-47	4,564,088	84,563
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.582	05-10-51	9,638,273	271,429
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (E)(J)	4.540	08-10-30	880,000	913,997
34	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-PANW, Class A (E)	3.244	10-10-29	305,000	$317,731
Series 2020-CBM, Class A2 (E)	2.896	02-10-37	987,000	1,006,392
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (E)	2.573	07-25-49	595,128	604,110
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(E)	1.715	05-15-36	1,390,000	1,391,306
Series 2020-AFC1, Class A1 (E)(J)	2.240	02-25-50	1,213,064	1,233,501
Series 2020-NET, Class A (E)	2.257	08-15-37	320,000	327,137
Series 2021-NQM2, Class A1 (E)(J)	1.179	02-25-66	1,992,176	1,994,168
Ellington Financial Mortgage Trust Series 2021-1, Class A1 (E)(J)	0.797	02-25-66	1,046,667	1,045,815
Flagstar Mortgage Trust Series 2021-1, Class A2 (E)(J)	2.500	02-01-51	2,744,688	2,798,695
GCAT Trust
Series 2019-NQM1, Class A1 (E)	2.985	02-25-59	1,024,237	1,028,843
Series 2021-NQM1, Class A1 (E)(J)	0.874	01-25-66	1,821,910	1,822,635
GS Mortgage Securities Trust
Series 2015-590M, Class C (E)(J)	3.932	10-10-35	320,000	332,803
Series 2017-485L, Class C (E)(J)	4.115	02-10-37	250,000	259,191
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	888,221
Series 2020-UPTN, Class A (E)	2.751	02-10-37	650,000	682,106
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (E)(J)	1.382	09-27-60	528,980	531,227
Series 2021-NQM1, Class A1 (E)(J)	1.017	07-25-61	1,190,000	1,189,979
IMT Trust
Series 2017-APTS, Class AFX (E)	3.478	06-15-34	330,000	350,276
Series 2017-APTS, Class CFX (E)(J)	3.613	06-15-34	400,000	419,594
Irvine Core Office Trust Series 2013-IRV, Class A2 (E)(J)	3.279	05-15-48	1,370,000	1,435,145
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (E)	1.582	07-05-32	5,798,281	77,586
Series 2020-NNN, Class AFX (E)	2.812	01-16-37	848,000	875,015
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(E)	1.465	05-15-36	840,000	839,994
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (C)(E)	0.815	03-15-38	1,589,000	1,589,958
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (C)(E)	1.515	03-15-38	1,244,000	1,246,365
MFA Trust
Series 2020-NQM1, Class A1 (E)(J)	1.479	03-25-65	431,694	435,869
Series 2020-NQM3, Class A1 (E)(J)	1.014	01-26-65	1,116,958	1,119,408
Series 2021-NQM1, Class A1 (E)(J)	1.153	04-25-65	1,741,801	1,741,816
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(E)	1.515	11-15-34	1,125,000	1,125,354
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (E)(J)	3.917	11-15-32	464,000	471,293
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	35

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-ALXA, Class C (E)(J)	4.460	01-15-43	380,000	$394,321
OBX Trust Series 2020-EXP2, Class A3 (E)(J)	2.500	05-25-60	823,640	838,423
One Market Plaza Trust Series 2017-1MKT, Class D (E)	4.146	02-10-32	240,000	245,960
Provident Funding Mortgage Trust Series 2020-F1, Class A2 (E)(J)	2.000	01-25-36	2,536,791	2,592,260
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	737,340	757,833
Starwood Mortgage Residential Trust Series 2020-3, Class A1 (E)(J)	1.486	04-25-65	941,384	951,913
Verus Securitization Trust
Series 2020-5, Class A1 (E)	1.218	05-25-65	742,028	744,415
Series 2021-R1, Class A1 (E)(J)	0.820	10-25-63	1,676,411	1,670,496
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (E)	2.029	11-15-45	4,142,455	80,765
U.S. Government Agency 0.5%				17,458,594
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.431	12-25-21	4,523,013	11,738
Series K021, Class X1 IO	1.530	06-25-22	276,282	2,792
Series K022, Class X1 IO	1.297	07-25-22	9,839,419	96,919
Government National Mortgage Association
Series 2012-114, Class IO	0.690	01-16-53	1,595,370	40,442
Series 2016-174, Class IO	0.858	11-16-56	3,348,754	192,921
Series 2017-109, Class IO	0.507	04-16-57	4,703,344	181,126
Series 2017-124, Class IO	0.677	01-16-59	4,005,497	198,378
Series 2017-135, Class IO	0.773	10-16-58	3,298,726	168,697
Series 2017-140, Class IO	0.552	02-16-59	1,728,070	79,301
Series 2017-159, Class IO	0.518	06-16-59	2,824,485	134,855
Series 2017-169, Class IO	0.603	01-16-60	6,236,838	310,182
Series 2017-20, Class IO	0.710	12-16-58	5,038,625	231,142
Series 2017-22, Class IO	0.772	12-16-57	1,701,426	94,001
Series 2017-41, Class IO	0.698	07-16-58	3,878,307	181,681
Series 2017-46, Class IO	0.643	11-16-57	4,377,665	211,369
Series 2017-61, Class IO	0.691	05-16-59	2,279,904	119,430
Series 2018-158, Class IO	0.730	05-16-61	4,176,420	281,911
Series 2018-35, Class IO	0.523	03-16-60	5,605,881	252,993
Series 2018-43, Class IO	0.567	05-16-60	7,997,623	415,643
Series 2018-68, Class IO	0.458	01-16-60	7,881,332	387,466
Series 2018-69, Class IO	0.563	04-16-60	6,753,237	378,764
Series 2018-81, Class IO	0.460	01-16-60	7,095,257	330,250
Series 2018-9, Class IO	0.522	01-16-60	9,861,513	474,303
Series 2019-131, Class IO	0.910	07-16-61	4,471,519	315,064
Series 2020-100, Class IO	0.875	05-16-62	4,891,591	389,805
Series 2020-108, Class IO	0.934	06-16-62	30,449,710	2,466,417
Series 2020-114, Class IO	0.926	09-16-62	14,344,684	1,173,619
36	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-118, Class IO	1.022	06-16-62	12,239,131	$1,052,043
Series 2020-119, Class IO	0.813	08-16-62	6,073,515	462,491
Series 2020-120, Class IO	0.853	05-16-62	3,095,115	246,736
Series 2020-137, Class IO	0.846	09-16-62	15,024,078	1,175,243
Series 2020-150, Class IO	0.984	12-16-62	10,179,786	865,569
Series 2020-170, Class IO	0.886	11-16-62	13,781,933	1,149,923
Series 2020-92, Class IO	1.010	02-16-62	11,618,253	982,839
Series 2021-3, Class IO	0.958	09-16-62	23,913,857	2,031,850

Series 2021-40, Class IO	0.843	02-16-63	4,590,000	370,691
Asset backed securities 2.9%				$113,809,324
(Cost $112,296,543)
Asset backed securities 2.9%				113,809,324
AMSR Trust Series 2020-SFR4, Class A (E)	1.355	11-17-37	2,300,000	2,288,445
Applebee's Funding LLC Series 2019-1A, Class A2I (E)	4.194	06-07-49	2,132,285	2,190,582
Arby's Funding LLC Series 2020-1A, Class A2 (E)	3.237	07-30-50	2,243,050	2,306,685
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (E)	2.360	03-20-26	2,072,000	2,163,342
Series 2020-1A, Class A (E)	2.330	08-20-26	1,147,000	1,194,937
Bojangles Issuer LLC Series 2020-1A, Class A2 (E)	3.832	10-20-50	1,153,000	1,204,251
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (E)	3.280	09-26-33	360,360	377,419
CARS-DB4 LP Series 2020-1A, Class B1 (E)	4.170	02-15-50	1,485,000	1,530,003
CF Hippolyta LLC
Series 2020-1, Class A1 (E)	1.690	07-15-60	2,244,699	2,275,795
Series 2021-1A, Class A1 (E)	1.530	03-15-61	2,189,000	2,189,607
CLI Funding VI LLC Series 2020-1A, Class A (E)	2.080	09-18-45	2,569,537	2,593,206
CLI Funding VIII LLC Series 2021-1A, Class A (E)	1.640	02-18-46	2,382,152	2,347,223
CoreVest American Finance Trust Series 2019-3, Class A (E)	2.705	10-15-52	440,847	459,806
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.411	02-25-35	45,588	45,546
DataBank Issuer Series 2021-1A, Class A2 (E)	2.060	02-27-51	587,000	586,707
DB Master Finance LLC
Series 2017-1A, Class A2I (E)	3.629	11-20-47	517,010	525,608
Series 2017-1A, Class A2II (E)	4.030	11-20-47	832,260	885,225
Series 2019-1A, Class A2I (E)	3.787	05-20-49	3,472,125	3,532,297
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 (E)	4.118	07-25-47	2,259,113	2,426,332
Series 2021-1A, Class A2I (E)	2.662	04-25-51	1,522,000	1,537,190
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC Series 2020-2A, Class A2 (E)	3.237	01-20-51	1,524,180	$1,575,560
FirstKey Homes Trust
Series 2020-SFR1, Class A (E)	1.339	09-17-25	2,284,000	2,283,631
Series 2020-SFR2, Class A (E)	1.266	10-19-37	2,536,390	2,527,106
Five Guys Funding LLC Series 2017-1A, Class A2 (E)	4.600	07-25-47	655,050	684,720
FOCUS Brands Funding LLC Series 2017-1A, Class A2IB (E)	3.857	04-30-47	582,720	586,769
Ford Credit Auto Owner Trust Series 2020-1, Class A (E)	2.040	08-15-31	2,402,000	2,493,571
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	2,576,000	2,758,842
Series 2020-2, Class A	1.060	09-15-27	2,179,000	2,179,102
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (E)	2.900	04-15-26	2,135,000	2,276,532
Series 2020-1, Class A (E)	0.680	08-15-25	935,000	939,575
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (E)	3.208	01-22-29	1,423,000	1,423,347
Series 2021-1A, Class A2 (E)	2.773	04-20-29	1,308,000	1,313,212
Hilton Grand Vacations Trust
Series 2017-AA, Class A (E)	2.660	12-26-28	707,657	725,496
Series 2018-AA, Class A (E)	3.540	02-25-32	563,612	594,065
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (E)	4.970	08-25-49	591,530	638,066
Series 2019-1A, Class A2I (E)	3.982	08-25-49	1,003,418	1,026,707
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (E)	2.730	10-25-48	163,119	166,686
MelTel Land Funding LLC Series 2019-1A, Class A (E)	3.768	04-15-49	498,202	523,114
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (E)(J)	3.500	08-25-58	295,654	309,008
MVW Owner Trust
Series 2015-1A, Class A (E)	2.520	12-20-32	47,148	47,250
Series 2018-1A, Class A (E)	3.450	01-21-36	518,613	539,402
Navient Private Education Loan Trust Series 2016-AA, Class A2A (E)	3.910	12-15-45	258,743	273,780
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (E)	2.600	08-15-68	1,347,469	1,387,229
Navient Student Loan Trust Series 2020-2A, Class A1A (E)	1.320	08-26-69	1,711,804	1,694,304
Neighborly Issuer LLC Series 2021-1A, Class A2 (E)	3.584	04-30-51	2,444,000	2,480,269
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (E)	3.610	05-25-23	391,982	393,043
Series 2018-FNT2, Class A (E)	3.790	07-25-54	228,707	228,918
Oxford Finance Funding LLC Series 2019-1A, Class A2 (E)	4.459	02-15-27	937,000	969,212
38	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
PFS Financing Corp. Series 2020-E, Class A (E)	1.000	10-15-25	1,362,000	$1,372,916
Progress Residential Trust Series 2020-SFR1, Class A (E)	1.732	04-17-37	1,132,000	1,148,930
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	278,473	288,336
Santander Revolving Auto Loan Trust Series 2019-A, Class A (E)	2.510	01-26-32	2,677,000	2,816,639
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (E)	3.230	10-20-24	128,918	129,248
Sesac Finance LLC Series 2019-1, Class A2 (E)	5.216	07-25-49	1,717,410	1,833,593
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A (E)	3.200	01-20-36	340,102	352,648
SMB Private Education Loan Trust
Series 2015-C, Class A2A (E)	2.750	07-15-27	131,527	133,159
Series 2019-B, Class A2A (E)	2.840	06-15-37	2,234,358	2,336,550
Series 2020-PTA, Class A2A (E)	1.600	09-15-54	788,000	795,857
Series 2021-A, Class APT2 (E)	1.070	01-15-53	1,401,974	1,389,419
Sonic Capital LLC Series 2020-1A, Class A2I (E)	3.845	01-20-50	1,580,688	1,645,607
Sunbird Engine Finance LLC Series 2020-1A, Class A (E)	3.671	02-15-45	443,918	431,104
Taco Bell Funding LLC Series 2018-1A, Class A2I (E)	4.318	11-25-48	2,249,228	2,254,648
TIF Funding II LLC Series 2021-1A, Class A (E)	1.650	02-20-46	1,372,875	1,346,705
Towd Point Mortgage Trust
Series 2015-1, Class A5 (E)(J)	3.340	10-25-53	566,000	599,066
Series 2015-2, Class 1M2 (E)(J)	3.501	11-25-60	815,000	855,758
Series 2017-1, Class A1 (E)(J)	2.750	10-25-56	525,273	534,186
Series 2017-2, Class A1 (E)(J)	2.750	04-25-57	106,763	108,313
Series 2018-1, Class A1 (E)(J)	3.000	01-25-58	341,540	352,167
Series 2018-3, Class A1 (E)(J)	3.750	05-25-58	537,570	568,132
Series 2018-4, Class A1 (E)(J)	3.000	06-25-58	1,080,669	1,121,028
Series 2018-5, Class A1A (E)(J)	3.250	07-25-58	161,227	166,791
Series 2018-6, Class A1A (E)(J)	3.750	03-25-58	1,568,390	1,627,029
Series 2019-1, Class A1 (E)(J)	3.750	03-25-58	1,273,007	1,361,068
Series 2019-4, Class A1 (E)(J)	2.900	10-25-59	1,314,688	1,376,751
Series 2020-4, Class A1 (E)	1.750	10-25-60	1,631,894	1,657,015
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (E)	2.560	11-25-31	4,173,000	4,417,462
Series 2020-1A, Class A (E)	1.350	05-25-33	1,292,000	1,316,218
Triton Container Finance VIII LLC
Series 2020-1A, Class A (E)	2.110	09-20-45	3,231,417	3,255,960
Series 2021-1A, Class A (E)	1.860	03-20-46	1,943,138	1,912,856
Vantage Data Centers LLC
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2020-1A, Class A2 (E)	1.645	09-15-45	1,734,000	$1,727,432
Series 2020-2A, Class A2 (E)	1.992	09-15-45	1,150,000	1,136,279
Verizon Owner Trust Series 2020-B, Class A	0.470	02-20-25	2,722,000	2,732,356
VR Funding LLC Series 2020-1A, Class A (E)	2.790	11-15-50	2,256,198	2,220,319
VSE VOI Mortgage LLC Series 2017-A, Class A (E)	2.330	03-20-35	277,051	282,346
Westgate Resorts LLC Series 2017-1A, Class A (E)	3.050	12-20-30	103,026	103,090
Willis Engine Structured Trust V Series 2020-A, Class A (E)	3.228	03-15-45	406,388	403,621

	Yield (%)	Shares	Value
Short-term investments 2.2%			$83,424,725
(Cost $83,425,213)
Short-term funds 1.4%			51,448,725
Federated Government Obligations Fund, Institutional Class	0.0200(K)	34,212,264	34,212,264
John Hancock Collateral Trust (L)	0.0360(K)	1,722,854	17,236,461

	Par value^	Value
Repurchase agreement 0.8%		31,976,000
Barclays Tri-Party Repurchase Agreement dated 4-30-21 at 0.010% to be repurchased at $31,976,027 on 5-3-21, collateralized by $32,609,900 U.S. Treasury Notes, 0.125% due 9-30-22 (valued at $32,615,589)	31,976,000	31,976,000

Total investments (Cost $2,859,908,898) 101.3%	$3,921,378,799
Other assets and liabilities, net (1.3%)	(51,841,217)
Total net assets 100.0%	$3,869,537,582

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
40	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-21.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $474,118,745 or 12.3% of the fund's net assets as of 4-30-21.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 4-30-21.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $2,873,832,484. Net unrealized appreciation aggregated to $1,047,546,315, of which $1,074,768,595 related to gross unrealized appreciation and $27,222,280 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	41

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,842,671,949) including $16,892,856 of securities loaned	$3,904,142,338
Affiliated investments, at value (Cost $17,236,949)	17,236,461
Total investments, at value (Cost $2,859,908,898)	3,921,378,799
Cash	34,846,283
Dividends and interest receivable	12,496,623
Receivable for fund shares sold	14,891,753
Receivable for investments sold	14,524,699
Receivable for delayed delivery securities sold	36,554,437
Other assets	268,536
Total assets	4,034,961,130
Liabilities
Payable for investments purchased	29,592,502
Payable for delayed delivery securities purchased	112,950,970
Payable for fund shares repurchased	4,616,376
Payable upon return of securities loaned	17,237,644
Payable to affiliates
Accounting and legal services fees	195,415
Transfer agent fees	332,448
Distribution and service fees	264,457
Trustees' fees	1,953
Other liabilities and accrued expenses	231,783
Total liabilities	165,423,548
Net assets	$3,869,537,582
Net assets consist of
Paid-in capital	$2,770,145,849
Total distributable earnings (loss)	1,099,391,733
Net assets	$3,869,537,582

42	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,173,782,877 ÷ 84,473,003 shares)[1]	$25.73
Class C ($317,946,179 ÷ 12,375,368 shares)[1]	$25.69
Class I ($799,781,529 ÷ 31,113,396 shares)	$25.71
Class R2 ($12,323,105 ÷ 479,666 shares)	$25.69
Class R4 ($26,887,165 ÷ 1,039,693 shares)	$25.86
Class R5 ($2,721,190 ÷ 105,403 shares)	$25.82
Class R6 ($536,095,537 ÷ 20,821,238 shares)	$25.75
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$26.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	43

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Interest	$20,838,988
Dividends	13,578,601
Securities lending	6,383
Less foreign taxes withheld	(13,572)
Total investment income	34,410,400
Expenses
Investment management fees	9,939,727
Distribution and service fees	4,499,842
Accounting and legal services fees	342,006
Transfer agent fees	1,751,009
Trustees' fees	28,605
Custodian fees	209,000
State registration fees	131,934
Printing and postage	101,521
Professional fees	59,346
Other	62,550
Total expenses	17,125,540
Less expense reductions	(156,268)
Net expenses	16,969,272
Net investment income	17,441,128
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	48,046,018
Affiliated investments	(691)
48,045,327
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	414,909,743
Affiliated investments	(402)
Forward foreign currency contracts	(11,543)
414,897,798
Net realized and unrealized gain	462,943,125
Increase in net assets from operations	$480,384,253
44	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$17,441,128	$31,884,988
Net realized gain	48,045,327	14,288,618
Change in net unrealized appreciation (depreciation)	414,897,798	185,361,692
Increase in net assets resulting from operations	480,384,253	231,535,298
Distributions to shareholders
From earnings
Class A	(18,552,000)	(26,352,076)
Class B	—	(138,417)[1]
Class C	(1,989,228)	(4,889,629)
Class I	(8,032,972)	(12,284,130)
Class R1	—	(60,739)[1]
Class R2	(117,707)	(82,074)
Class R3	—	(86,659)[1]
Class R4	(268,370)	(322,396)
Class R5	(28,270)	(53,081)
Class R6	(5,196,169)	(6,691,232)
Total distributions	(34,184,716)	(50,960,433)
From fund share transactions	462,570,012	632,751,217
Total increase	908,769,549	813,326,082
Net assets
Beginning of period	2,960,768,033	2,147,441,951
End of period	$3,869,537,582	$2,960,768,033

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	45

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$22.51	$20.90	$20.18	$20.40	$18.29	$18.56
Net investment income[2]	0.12	0.27	0.32	0.32	0.32	0.32
Net realized and unrealized gain (loss) on investments	3.34	1.79	1.84	0.28	2.12	0.25
Total from investment operations	3.46	2.06	2.16	0.60	2.44	0.57
Less distributions
From net investment income	(0.17)	(0.30)	(0.33)	(0.34)	(0.33)	(0.32)
From net realized gain	(0.07)	(0.15)	(1.11)	(0.48)	—	(0.52)
Total distributions	(0.24)	(0.45)	(1.44)	(0.82)	(0.33)	(0.84)
Net asset value, end of period	$25.73	$22.51	$20.90	$20.18	$20.40	$18.29
Total return (%)[3,4]	15.43[5]	10.06	11.63	2.89	13.41	3.26
Ratios and supplemental data
Net assets, end of period (in millions)	$2,174	$1,618	$1,063	$832	$817	$866
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.08	1.08	1.07	1.08	1.09
Expenses including reductions	1.04[6]	1.07	1.07	1.06	1.08	1.09
Net investment income	0.96[6]	1.25	1.60	1.57	1.62	1.77
Portfolio turnover (%)	32	89	76	58	52	47

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
46	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$22.48	$20.86	$20.15	$20.37	$18.26	$18.53
Net investment income[2]	0.03	0.13	0.18	0.18	0.18	0.19
Net realized and unrealized gain (loss) on investments	3.34	1.79	1.83	0.27	2.12	0.25
Total from investment operations	3.37	1.92	2.01	0.45	2.30	0.44
Less distributions
From net investment income	(0.09)	(0.15)	(0.19)	(0.19)	(0.19)	(0.19)
From net realized gain	(0.07)	(0.15)	(1.11)	(0.48)	—	(0.52)
Total distributions	(0.16)	(0.30)	(1.30)	(0.67)	(0.19)	(0.71)
Net asset value, end of period	$25.69	$22.48	$20.86	$20.15	$20.37	$18.26
Total return (%)[3,4]	15.01[5]	9.34	10.81	2.18	12.65	2.54
Ratios and supplemental data
Net assets, end of period (in millions)	$318	$314	$351	$400	$499	$507
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[6]	1.78	1.78	1.77	1.78	1.79
Expenses including reductions	1.74[6]	1.77	1.77	1.76	1.78	1.79
Net investment income	0.25[6]	0.60	0.91	0.87	0.93	1.07
Portfolio turnover (%)	32	89	76	58	52	47

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	47

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$22.49	$20.88	$20.16	$20.39	$18.28	$18.55
Net investment income[2]	0.15	0.33	0.38	0.38	0.37	0.37
Net realized and unrealized gain (loss) on investments	3.35	1.80	1.84	0.27	2.12	0.26
Total from investment operations	3.50	2.13	2.22	0.65	2.49	0.63
Less distributions
From net investment income	(0.21)	(0.37)	(0.39)	(0.40)	(0.38)	(0.38)
From net realized gain	(0.07)	(0.15)	(1.11)	(0.48)	—	(0.52)
Total distributions	(0.28)	(0.52)	(1.50)	(0.88)	(0.38)	(0.90)
Net asset value, end of period	$25.71	$22.49	$20.88	$20.16	$20.39	$18.28
Total return (%)[3]	15.62[4]	10.41	11.98	3.16	13.77	3.59
Ratios and supplemental data
Net assets, end of period (in millions)	$800	$626	$469	$454	$522	$233
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[5]	0.78	0.79	0.78	0.77	0.78
Expenses including reductions	0.74[5]	0.77	0.78	0.77	0.77	0.78
Net investment income	1.26[5]	1.55	1.90	1.85	1.91	2.09
Portfolio turnover (%)	32	89	76	58	52	47

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
48	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$22.47	$20.86	$20.15	$20.37	$18.27	$18.53
Net investment income[2]	0.11	0.25	0.30	0.30	0.31	0.29
Net realized and unrealized gain (loss) on investments	3.34	1.79	1.83	0.28	2.10	0.27
Total from investment operations	3.45	2.04	2.13	0.58	2.41	0.56
Less distributions
From net investment income	(0.16)	(0.28)	(0.31)	(0.32)	(0.31)	(0.30)
From net realized gain	(0.07)	(0.15)	(1.11)	(0.48)	—	(0.52)
Total distributions	(0.23)	(0.43)	(1.42)	(0.80)	(0.31)	(0.82)
Net asset value, end of period	$25.69	$22.47	$20.86	$20.15	$20.37	$18.27
Total return (%)[3]	15.36[4]	10.03	11.48	2.79	13.27	3.23
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$11	$4	$4	$4	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[5]	1.16	1.17	1.18	1.18	1.19
Expenses including reductions	1.13[5]	1.15	1.17	1.17	1.17	1.18
Net investment income	0.87[5]	1.18	1.51	1.47	1.58	1.63
Portfolio turnover (%)	32	89	76	58	52	47

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	49

CLASS R4 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$22.62	$21.00	$20.27	$20.49	$18.36	$18.63
Net investment income[2]	0.14	0.28	0.35	0.35	0.35	0.35
Net realized and unrealized gain (loss) on investments	3.36	1.83	1.85	0.28	2.13	0.25
Total from investment operations	3.50	2.11	2.20	0.63	2.48	0.60
Less distributions
From net investment income	(0.19)	(0.34)	(0.36)	(0.37)	(0.35)	(0.35)
From net realized gain	(0.07)	(0.15)	(1.11)	(0.48)	—	(0.52)
Total distributions	(0.26)	(0.49)	(1.47)	(0.85)	(0.35)	(0.87)
Net asset value, end of period	$25.86	$22.62	$21.00	$20.27	$20.49	$18.36
Total return (%)[3]	15.53[4]	10.24	11.79	3.03	13.64	3.41
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$23	$13	$17	$24	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[5]	1.01	1.03	1.03	1.03	1.03
Expenses including reductions	0.88[5]	0.90	0.92	0.92	0.92	0.92
Net investment income	1.12[5]	1.33	1.77	1.70	1.79	1.93
Portfolio turnover (%)	32	89	76	58	52	47

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
50	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$22.58	$20.96	$20.24	$20.47	$18.34	$18.60
Net investment income[2]	0.16	0.36	0.39	0.40	0.39	0.38
Net realized and unrealized gain (loss) on investments	3.36	1.79	1.84	0.26	2.13	0.26
Total from investment operations	3.52	2.15	2.23	0.66	2.52	0.64
Less distributions
From net investment income	(0.21)	(0.38)	(0.40)	(0.41)	(0.39)	(0.38)
From net realized gain	(0.07)	(0.15)	(1.11)	(0.48)	—	(0.52)
Total distributions	(0.28)	(0.53)	(1.51)	(0.89)	(0.39)	(0.90)
Net asset value, end of period	$25.82	$22.58	$20.96	$20.24	$20.47	$18.34
Total return (%)[3]	15.67[4]	10.48	11.98	3.19	13.88	3.68
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68[5]	0.71	0.73	0.73	0.73	0.73
Expenses including reductions	0.68[5]	0.70	0.72	0.72	0.72	0.72
Net investment income	1.33[5]	1.65	1.95	1.96	1.97	2.14
Portfolio turnover (%)	32	89	76	58	52	47

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	51

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$22.52	$20.91	$20.19	$20.41	$18.30	$18.56
Net investment income[2]	0.17	0.35	0.40	0.41	0.39	0.39
Net realized and unrealized gain (loss) on investments	3.35	1.80	1.84	0.27	2.12	0.27
Total from investment operations	3.52	2.15	2.24	0.68	2.51	0.66
Less distributions
From net investment income	(0.22)	(0.39)	(0.41)	(0.42)	(0.40)	(0.40)
From net realized gain	(0.07)	(0.15)	(1.11)	(0.48)	—	(0.52)
Total distributions	(0.29)	(0.54)	(1.52)	(0.90)	(0.40)	(0.92)
Net asset value, end of period	$25.75	$22.52	$20.91	$20.19	$20.41	$18.30
Total return (%)[3]	15.70[4]	10.52	12.07	3.30	13.87	3.76
Ratios and supplemental data
Net assets, end of period (in millions)	$536	$366	$226	$166	$18	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64[5]	0.66	0.68	0.68	0.68	0.69
Expenses including reductions	0.64[5]	0.65	0.67	0.67	0.67	0.66
Net investment income	1.37[5]	1.67	2.00	1.98	1.97	2.19
Portfolio turnover (%)	32	89	76	58	52	47

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
52	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	53

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$2,178,658,263	$2,122,513,523	$56,144,740	—
Preferred securities	5,893,658	5,893,658	—	—
U.S. Government and Agency obligations	616,531,290	—	616,531,290	—
Foreign government obligations	8,556,611	—	8,556,611	—
Corporate bonds	837,111,239	—	837,111,239	—
Municipal bonds	3,971,413	—	3,971,413	—
Term loans	1,407,589	—	1,407,589	—
Collateralized mortgage obligations	72,014,687	—	72,014,687	—
Asset backed securities	113,809,324	—	113,809,324	—
Short-term investments	83,424,725	51,448,725	31,976,000	—
Total investments in securities	$3,921,378,799	$2,179,855,906	$1,741,522,893	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
54	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	55

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2021, the fund loaned securities valued at $16,892,856 and received $17,237,644 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
56	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $9,977.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, amortization and accretion on debt securities and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund’s average daily net assets and (b) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$80,118
Class C	12,883
Class I	29,944
Class R2	507
Class	Expense reduction
Class R4	$1,064
Class R5	103
Class R6	18,877
Total	$143,496

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.57% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at
58	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $12,772 for Class R4 shares for the six months ended April 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,425,135 for the six months ended April 30, 2021. Of this amount, $157,308 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,267,827 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $92,032 and $9,675 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,874,870	$1,123,156
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	59

Class	Distribution and service fees	Transfer agent fees
Class C	$1,549,615	$182,274
Class I	—	420,573
Class R2	30,263	595
Class R4	44,588	1,316
Class R5	506	127
Class R6	—	22,968
Total	$4,499,842	$1,751,009
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	23,236,558	$570,867,583	41,876,219	$904,225,483
Distributions reinvested	739,763	17,949,950	1,222,816	25,487,459
Repurchased	(11,362,499)	(279,836,995)	(22,114,722)	(473,441,633)
Net increase	12,613,822	$308,980,538	20,984,313	$456,271,309
Class B shares
Sold	—	—	10,505	$220,682
Distributions reinvested	—	—	6,065	126,412
Repurchased	—	—	(560,547)	(12,326,641)
Net decrease	—	—	(543,977)	$(11,979,547)
Class C shares
Sold	1,430,154	$35,061,814	2,623,485	$56,124,040
Distributions reinvested	79,148	1,911,973	213,587	4,453,454
Repurchased	(3,112,550)	(75,752,766)	(5,663,311)	(121,025,958)
Net decrease	(1,603,248)	$(38,778,979)	(2,826,239)	$(60,448,464)
Class I shares
Sold	6,350,735	$156,514,684	10,430,889	$226,188,871
Distributions reinvested	296,732	7,192,316	519,433	10,816,668
Repurchased	(3,371,520)	(83,193,912)	(5,597,083)	(115,277,111)
Net increase	3,275,947	$80,513,088	5,353,239	$121,728,428
60	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	—	—	57,212	$1,227,597
Distributions reinvested	—	—	2,363	49,416
Repurchased	—	—	(224,471)	(5,015,565)
Net decrease	—	—	(164,896)	$(3,738,552)
Class R2 shares
Sold	69,067	$1,680,535	484,436	$8,777,117
Distributions reinvested	4,293	103,883	3,429	71,200
Repurchased	(93,786)	(2,306,533)	(84,041)	(1,785,479)
Net increase (decrease)	(20,426)	$(522,115)	403,824	$7,062,838
Class R3 shares
Sold	—	—	46,821	$1,018,539
Distributions reinvested	—	—	4,153	86,659
Repurchased	—	—	(271,828)	(6,219,863)
Net decrease	—	—	(220,854)	$(5,114,665)
Class R4 shares
Sold	77,826	$1,908,792	537,195	$11,982,587
Distributions reinvested	11,010	268,370	15,282	321,771
Repurchased	(81,877)	(2,021,251)	(117,853)	(2,564,107)
Net increase	6,959	$155,911	434,624	$9,740,251
Class R5 shares
Sold	11,111	$276,337	3,754	$80,752
Distributions reinvested	1,161	28,270	2,535	52,838
Repurchased	(5,263)	(130,413)	(10,792)	(235,190)
Net increase (decrease)	7,009	$174,194	(4,503)	$(101,600)
Class R6 shares
Sold	5,785,540	$142,466,950	7,506,526	$163,124,435
Distributions reinvested	213,360	5,183,825	319,938	6,673,233
Repurchased	(1,442,265)	(35,603,400)	(2,376,265)	(50,466,449)
Net increase	4,556,635	$112,047,375	5,450,199	$119,331,219
Total net increase	18,836,698	$462,570,012	28,865,730	$632,751,217
Affiliates of the fund owned 1% of shares of Class R6 on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	61

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B, Class R1, and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$5,281,361
Class R1 shares as Class R2 shares	October 23, 2020	$3,276,091
Class R3 shares as Class R2 shares	October 9, 2020	$4,556,865
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $703,548,260 and $464,868,848, respectively, for the six months ended April 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $747,606,349 and $613,469,497, respectively, for the six months ended April 30, 2021.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,722,854	$1,000,545	$50,626,163	$(34,389,154)	$(691)	$(402)	$6,383	—	$17,236,461

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2021, the fund engaged in securities purchases amounting to $3,740,374.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
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The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	63

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Balanced Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
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Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	65

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Jeffrey N. Given, CFA
Michael J. Scanlon, Jr., CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
66	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639921	36SA 4/21
6/2021

Semiannual report
John Hancock
Disciplined Value International Fund
International equity
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the world economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus in the United States, as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the overall optimism, there are still obstacles. Some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at Manulife Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Value International Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
17	Financial highlights
24	Notes to financial statements
35	Statement Regarding Liquidity Risk Management
37	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
1The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A shares were first offered on 9-29-14. Returns prior to this date are those of the predecessor fund’s institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
BNP Paribas SA	2.6
Sanofi	2.4
Volvo AB, B Shares	2.2
Roche Holding AG	2.2
Sumitomo Mitsui Financial Group, Inc.	2.0
Novartis AG	2.0
TOTAL SE	1.9
Glencore PLC	1.9
UBS Group AG	1.8
Samsung Electronics Company, Ltd.	1.8
TOTAL	20.8
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

TOP 10 COUNTRIES AS OF 4/30/2021 (% of net assets)
Japan	18.7
France	15.1
Switzerland	8.9
Germany	8.5
South Korea	8.3
United Kingdom	8.1
Netherlands	4.3
Sweden	3.3
United States	3.1
Finland	2.7
TOTAL	81.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (12-30-11)	6-month	5-year	Since inception (12-30-11)
Class A [1]	38.51	5.26	6.83	29.68	29.23	85.29
Class C1	43.70	5.60	6.89	35.16	31.33	86.28
Class I1,2	46.15	6.67	7.65	36.77	38.12	98.99
Class R2[1,2]	45.71	6.25	7.37	36.48	35.39	94.22
Class R4[1,2]	46.04	6.52	7.55	36.65	37.16	97.33
Class R6[1,2]	46.29	6.78	7.73	36.90	38.82	100.39
Class NAV[1,2]	46.36	6.77	7.73	36.83	38.75	100.29
Index†	39.88	8.87	8.29	28.84	52.96	110.26
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.23	1.98	0.98	1.37	1.22	0.87	0.86
Net (%)	1.22	1.97	0.97	1.36	1.11	0.86	0.85
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI EAFE Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value International Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI EAFE Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	12-30-11	18,628	18,628	21,026
Class I1,2	12-30-11	19,899	19,899	21,026
Class R2[1,2]	12-30-11	19,422	19,422	21,026
Class R4[1,2]	12-30-11	19,733	19,733	21,026
Class R6[1,2]	12-30-11	20,039	20,039	21,026
Class NAV[1,2]	12-30-11	20,029	20,029	21,026
The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares were first offered on 9-29-14. Class NAV shares were first offered on 4-13-15. Returns prior to this date are those of the predecessor fund’s institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,365.50	$7.04	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,361.60	11.42	1.95%
	Hypothetical example	1,000.00	1,015.10	9.74	1.95%
Class I	Actual expenses/actual returns	1,000.00	1,367.70	5.58	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Class R2	Actual expenses/actual returns	1,000.00	1,364.80	7.56	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class R4	Actual expenses/actual returns	1,000.00	1,366.50	6.45	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Class R6	Actual expenses/actual returns	1,000.00	1,369.00	4.93	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	1,368.30	4.87	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 95.6%		$2,179,410,508
(Cost $1,829,772,893)
Australia 0.8%		19,043,964
Rio Tinto, Ltd.	204,895	19,043,964
Austria 0.4%		9,122,666
ams AG (A)	526,159	9,122,666
Bermuda 1.6%		37,281,070
Everest Re Group, Ltd.	134,613	37,281,070
Canada 2.6%		60,343,256
Cenovus Energy, Inc.	2,878,279	22,409,901
Enerplus Corp.	975,165	5,244,145
Kinross Gold Corp.	2,239,306	15,764,714
West Fraser Timber Company, Ltd.	219,207	16,924,496
China 1.4%		32,686,363
Alibaba Group Holding, Ltd. (A)	376,400	10,880,865
Angang Steel Company, Ltd., H Shares (B)	19,536,000	13,430,192
Topsports International Holdings, Ltd. (C)	6,222,000	8,375,306
Finland 2.7%		61,184,412
Metso Outotec OYJ	1,783,249	20,033,191
Nordea Bank ABP	1,796,841	18,623,506
Sampo OYJ, A Shares	474,919	22,527,715
France 15.1%		343,607,077
Airbus SE (A)	150,864	18,142,942
AXA SA (B)	1,438,152	40,620,861
BNP Paribas SA (A)	908,595	58,257,328
Capgemini SE	118,362	21,689,583
Cie de Saint-Gobain	361,026	22,779,095
Eiffage SA (A)	337,376	36,955,526
Imerys SA	348,367	18,108,402
Klepierre SA	576,956	15,313,132
Rexel SA (A)	643,645	12,652,356
Sanofi (B)	521,625	54,688,654
TOTAL SE	1,004,552	44,399,198
Germany 7.3%		166,238,060
Allianz SE	137,490	35,694,893
Continental AG	117,718	15,908,418
Deutsche Post AG	361,935	21,317,048
Deutsche Telekom AG	1,671,095	32,160,459
Hannover Rueck SE	85,226	15,737,992
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	9

	Shares	Value
Germany (continued)
HeidelbergCement AG	145,879	$13,367,439
Rheinmetall AG	88,367	9,220,181
Siemens AG	136,851	22,831,630
Greece 0.6%		13,010,953
Hellenic Telecommunications Organization SA	767,259	13,010,953
Hong Kong 1.3%		28,873,092
CK Asset Holdings, Ltd.	1,580,000	9,891,782
WH Group, Ltd. (C)	21,785,000	18,981,310
India 0.3%		7,602,961
HDFC Bank, Ltd., ADR (A)	108,181	7,602,961
Ireland 0.9%		20,488,479
CRH PLC	432,934	20,488,479
Isle of Man 1.0%		23,797,484
Entain PLC (A)	1,018,007	23,797,484
Italy 0.9%		20,104,127
Enel SpA	2,024,712	20,104,127
Japan 18.7%		425,316,851
Fuji Corp.	600,500	15,984,540
Hitachi, Ltd.	509,900	25,238,890
Honda Motor Company, Ltd.	1,234,200	36,803,637
KDDI Corp.	353,900	10,698,205
Kinden Corp.	453,100	7,714,230
Komatsu, Ltd.	1,181,600	34,744,504
Kyudenko Corp.	380,500	13,267,402
Mitsubishi Gas Chemical Company, Inc.	697,700	16,120,150
NEC Corp.	352,700	20,504,458
Nihon Unisys, Ltd.	466,300	14,770,658
Persol Holdings Company, Ltd.	462,200	8,511,986
Resona Holdings, Inc.	5,877,600	24,195,957
Sanwa Holdings Corp.	724,000	9,353,444
Sony Group Corp.	272,000	27,194,269
Sumitomo Heavy Industries, Ltd.	520,500	15,149,983
Sumitomo Mitsui Financial Group, Inc.	1,294,300	45,467,102
Taisei Corp.	408,400	15,089,672
Taiyo Yuden Company, Ltd.	215,100	9,872,745
TechnoPro Holdings, Inc.	185,200	13,619,823
Tosoh Corp.	1,051,600	18,639,540
TS Tech Company, Ltd.	799,400	11,145,805
Yamaha Motor Company, Ltd.	849,500	21,225,271
Zenkoku Hosho Company, Ltd.	222,900	10,004,580
10	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Macau 0.6%		$14,809,349
Wynn Macau, Ltd. (A)	7,722,000	14,809,349
Netherlands 4.3%		97,131,237
ING Groep NV	2,373,489	30,321,446
Royal Dutch Shell PLC, A Shares	1,918,510	36,099,049
Stellantis NV	1,851,378	30,710,742
Norway 1.4%		32,812,994
DNB ASA	708,261	15,189,540
Norsk Hydro ASA	2,767,595	17,623,454
Singapore 0.6%		14,257,921
DBS Group Holdings, Ltd.	636,200	14,257,921
South Korea 8.3%		188,456,549
Hana Financial Group, Inc.	754,015	30,906,631
KB Financial Group, Inc.	576,229	28,366,952
KT Corp., ADR	953,076	12,008,758
POSCO	56,200	18,366,988
Samsung Electronics Company, Ltd.	566,617	41,298,151
SK Hynix, Inc.	196,891	22,461,592
SK Telecom Company, Ltd.	128,674	35,047,477
Spain 0.6%		14,015,768
Applus Services SA (A)	1,324,732	14,015,768
Sweden 3.3%		74,878,984
Svenska Handelsbanken AB, A Shares	2,165,186	25,073,429
Volvo AB, B Shares	2,039,491	49,805,555
Switzerland 8.9%		202,168,061
Glencore PLC (A)	10,586,570	43,123,390
Novartis AG	521,535	44,505,917
Roche Holding AG	152,313	49,677,776
STMicroelectronics NV	628,966	23,492,781
UBS Group AG	2,709,008	41,368,197
Taiwan 0.8%		17,107,469
Wiwynn Corp.	526,000	17,107,469
United Kingdom 8.1%		185,172,211
BAE Systems PLC	1,653,158	11,547,645
Coca-Cola European Partners PLC	609,600	34,637,472
GlaxoSmithKline PLC	825,594	15,256,715
IMI PLC	1,041,922	22,895,733
JET2 PLC (A)	423,362	8,732,425
Melrose Industries PLC	6,830,562	15,376,864
Nomad Foods, Ltd. (A)	442,809	12,912,310
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	11

	Shares	Value
United Kingdom (continued)
Persimmon PLC	410,073	$17,739,904
Tesco PLC	9,055,063	27,641,071
WH Smith PLC (A)	737,693	18,432,072
United States 3.1%		69,899,150
Applied Materials, Inc.	194,398	25,798,559
Envista Holdings Corp. (A)	415,335	17,975,699

FMC Corp.	220,948	26,124,892
Preferred securities 1.2%		$28,252,276
(Cost $21,827,824)
Germany 1.2%		28,252,276
Volkswagen AG	108,512	28,252,276

	Yield (%)	Shares	Value
Short-term investments 5.8%			$131,803,189
(Cost $131,804,937)
Short-term funds 5.8%			131,803,189
Fidelity Institutional Money Market Government Portfolio, Institutional Class	0.0100(D)	58,510,404	58,510,404
John Hancock Collateral Trust (E)	0.0360(D)	7,325,909	73,292,785

Total investments (Cost $1,983,405,654) 102.6%	$2,339,465,973
Other assets and liabilities, net (2.6%)	(59,666,535)
Total net assets 100.0%	$2,279,799,438

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 4-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $2,015,910,555. Net unrealized appreciation aggregated to $323,555,418, of which $353,923,640 related to gross unrealized appreciation and $30,368,222 related to gross unrealized depreciation.
12	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,910,111,121) including $63,215,277 of securities loaned	$2,266,173,188
Affiliated investments, at value (Cost $73,294,533)	73,292,785
Total investments, at value (Cost $1,983,405,654)	2,339,465,973
Foreign currency, at value (Cost $1,271,556)	1,274,458
Dividends and interest receivable	9,841,231
Receivable for fund shares sold	2,545,808
Receivable for investments sold	19,453,679
Receivable for securities lending income	77,704
Other assets	113,159
Total assets	2,372,772,012
Liabilities
Due to custodian	7,437,370
Payable for investments purchased	10,029,138
Payable for fund shares repurchased	1,834,508
Payable upon return of securities loaned	73,294,547
Payable to affiliates
Accounting and legal services fees	123,715
Transfer agent fees	21,861
Distribution and service fees	169
Trustees' fees	1,320
Other liabilities and accrued expenses	229,946
Total liabilities	92,972,574
Net assets	$2,279,799,438
Net assets consist of
Paid-in capital	$2,276,255,111
Total distributable earnings (loss)	3,544,327
Net assets	$2,279,799,438

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	13

STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($119,073,227 ÷ 8,350,760 shares)[1]	$14.26
Class C ($6,791,013 ÷ 477,320 shares)[1]	$14.23
Class I ($62,607,920 ÷ 4,384,434 shares)	$14.28
Class R2 ($884,258 ÷ 61,912 shares)	$14.28
Class R4 ($168,506 ÷ 11,810 shares)	$14.27
Class R6 ($408,724,639 ÷ 28,623,142 shares)	$14.28
Class NAV ($1,681,549,875 ÷ 117,796,886 shares)	$14.27
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$40,786,078
Securities lending	136,747
Interest	2,488
Less foreign taxes withheld	(3,341,906)
Total investment income	37,583,407
Expenses
Investment management fees	7,939,141
Distribution and service fees	176,125
Accounting and legal services fees	211,103
Transfer agent fees	119,911
Trustees' fees	16,548
Custodian fees	255,422
State registration fees	56,036
Printing and postage	36,999
Professional fees	53,075
Other	50,038
Total expenses	8,914,398
Less expense reductions	(85,740)
Net expenses	8,828,658
Net investment income	28,754,749
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	147,782,762
Affiliated investments	(10,080)
147,772,682
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	428,284,394
Affiliated investments	1,198
428,285,592
Net realized and unrealized gain	576,058,274
Increase in net assets from operations	$604,813,023
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$28,754,749	$28,593,714
Net realized gain (loss)	147,772,682	(110,398,599)
Change in net unrealized appreciation (depreciation)	428,285,592	(119,004,332)
Increase (decrease) in net assets resulting from operations	604,813,023	(200,809,217)
Distributions to shareholders
From earnings
Class A	(1,328,785)	(2,524,421)
Class C	(38,994)	(151,746)
Class I	(721,891)	(1,921,066)
Class R2	(8,248)	(20,292)
Class R4	(2,049)	(2,059)
Class R6	(5,417,908)	(4,774,446)
Class NAV	(22,078,269)	(33,040,204)
Total distributions	(29,596,144)	(42,434,234)
From fund share transactions
Fund share transactions	24,147,422	5,100,183
Issued in reorganization	—	212,735,649
From fund share transactions	24,147,422	217,835,832
Total increase (decrease)	599,364,301	(25,407,619)
Net assets
Beginning of period	1,680,435,137	1,705,842,756
End of period	$2,279,799,438	$1,680,435,137
16	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$10.57	$12.21	$12.42	$14.28	$11.83	$12.04
Net investment income[2]	0.16	0.16	0.25	0.20	0.12	0.29[3]
Net realized and unrealized gain (loss) on investments	3.69	(1.53)	—[4]	(1.71)	2.47	(0.39)
Total from investment operations	3.85	(1.37)	0.25	(1.51)	2.59	(0.10)
Less distributions
From net investment income	(0.16)	(0.27)	(0.14)	(0.11)	(0.14)	(0.11)
From net realized gain	—	—	(0.32)	(0.24)	—	—
Total distributions	(0.16)	(0.27)	(0.46)	(0.35)	(0.14)	(0.11)
Net asset value, end of period	$14.26	$10.57	$12.21	$12.42	$14.28	$11.83
Total return (%)[5,6]	36.55[7]	(11.53)	2.34	(10.87)	22.14	(0.86)
Ratios and supplemental data
Net assets, end of period (in millions)	$119	$91	$114	$124	$129	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[8]	1.23	1.28	1.31	1.36	1.53
Expenses including reductions	1.20[8]	1.23	1.27	1.29	1.34	1.37
Net investment income	2.44[8]	1.42	2.13	1.41	0.97	2.52[3]
Portfolio turnover (%)	47	99[9]	96	95	84[9]	63

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	17

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$10.51	$12.16	$12.35	$14.21	$11.78	$11.98
Net investment income[2]	0.11	0.07	0.17	0.10	0.04	0.20[3]
Net realized and unrealized gain (loss) on investments	3.68	(1.54)	—[4]	(1.71)	2.45	(0.38)
Total from investment operations	3.79	(1.47)	0.17	(1.61)	2.49	(0.18)
Less distributions
From net investment income	(0.07)	(0.18)	(0.04)	(0.01)	(0.06)	(0.02)
From net realized gain	—	—	(0.32)	(0.24)	—	—
Total distributions	(0.07)	(0.18)	(0.36)	(0.25)	(0.06)	(0.02)
Net asset value, end of period	$14.23	$10.51	$12.16	$12.35	$14.21	$11.78
Total return (%)[5,6]	36.16[7]	(12.30)	1.67	(11.52)	21.22	(1.42)
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$11	$14	$18	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96[8]	1.98	2.00	2.01	2.06	2.23
Expenses including reductions	1.95[8]	1.98	1.99	1.99	2.04	2.08
Net investment income	1.64[8]	0.63	1.44	0.71	0.32	1.71[3]
Portfolio turnover (%)	47	99[9]	96	95	84[9]	63

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
18	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$10.59	$12.24	$12.45	$14.32	$11.87	$12.07
Net investment income[2]	0.18	0.19	0.27	0.24	0.18	0.25[3]
Net realized and unrealized gain (loss) on investments	3.69	(1.54)	0.02[4]	(1.72)	2.44	(0.30)
Total from investment operations	3.87	(1.35)	0.29	(1.48)	2.62	(0.05)
Less distributions
From net investment income	(0.18)	(0.30)	(0.18)	(0.15)	(0.17)	(0.15)
From net realized gain	—	—	(0.32)	(0.24)	—	—
Total distributions	(0.18)	(0.30)	(0.50)	(0.39)	(0.17)	(0.15)
Net asset value, end of period	$14.28	$10.59	$12.24	$12.45	$14.32	$11.87
Total return (%)[5]	36.77[6]	(11.36)	2.73	(10.65)	22.45	(0.45)
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$42	$88	$303	$357	$201
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[7]	0.98	1.01	1.02	1.05	1.21
Expenses including reductions	0.95[7]	0.98	0.98	0.98	1.03	1.08
Net investment income	2.71[7]	1.62	2.22	1.75	1.38	2.13[3]
Portfolio turnover (%)	47	99[8]	96	95	84[8]	63

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	19

CLASS R2 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$10.58	$12.22	$12.42	$14.29	$11.85	$12.05
Net investment income[2]	0.16	0.15	0.24	0.20	0.12	0.30[3]
Net realized and unrealized gain (loss) on investments	3.68	(1.53)	0.01[4]	(1.73)	2.45	(0.40)
Total from investment operations	3.84	(1.38)	0.25	(1.53)	2.57	(0.10)
Less distributions
From net investment income	(0.14)	(0.26)	(0.13)	(0.10)	(0.13)	(0.10)
From net realized gain	—	—	(0.32)	(0.24)	—	—
Total distributions	(0.14)	(0.26)	(0.45)	(0.34)	(0.13)	(0.10)
Net asset value, end of period	$14.28	$10.58	$12.22	$12.42	$14.29	$11.85
Total return (%)[5]	36.48[6]	(11.61)	2.32	(11.01)	21.92	(0.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$3	$18	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[7]	1.32	1.35	1.41	1.43	1.61
Expenses including reductions	1.29[7]	1.32	1.34	1.39	1.42	1.61
Net investment income	2.37[7]	1.30	1.98	1.39	0.94	2.57[3]
Portfolio turnover (%)	47	99[8]	96	95	84[8]	63

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
20	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$10.58	$12.22	$12.44	$14.30	$11.86	$12.06
Net investment income[2]	0.17	0.18	0.22	0.20	0.16	0.33[3]
Net realized and unrealized gain (loss) on investments	3.69	(1.54)	0.04[4]	(1.69)	2.45	(0.40)
Total from investment operations	3.86	(1.36)	0.26	(1.49)	2.61	(0.07)
Less distributions
From net investment income	(0.17)	(0.28)	(0.16)	(0.13)	(0.17)	(0.13)
From net realized gain	—	—	(0.32)	(0.24)	—	—
Total distributions	(0.17)	(0.28)	(0.48)	(0.37)	(0.17)	(0.13)
Net asset value, end of period	$14.27	$10.58	$12.22	$12.44	$14.30	$11.86
Total return (%)[5]	36.65[6]	(11.44)	2.45	(10.70)	22.30	(0.57)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[8]	1.21	1.25	1.25	1.26	1.37
Expenses including reductions	1.10[8]	1.11	1.14	1.13	1.14	1.37
Net investment income	2.56[8]	1.68	1.84	1.42	1.22	2.84[3]
Portfolio turnover (%)	47	99[9]	96	95	84[9]	63

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	21

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$10.59	$12.24	$12.46	$14.32	$11.87	$12.08
Net investment income[2]	0.19	0.20	0.31	0.26	0.18	0.34[3]
Net realized and unrealized gain (loss) on investments	3.70	(1.54)	(0.01)	(1.71)	2.46	(0.39)
Total from investment operations	3.89	(1.34)	0.30	(1.45)	2.64	(0.05)
Less distributions
From net investment income	(0.20)	(0.31)	(0.20)	(0.17)	(0.19)	(0.16)
From net realized gain	—	—	(0.32)	(0.24)	—	—
Total distributions	(0.20)	(0.31)	(0.52)	(0.41)	(0.19)	(0.16)
Net asset value, end of period	$14.28	$10.59	$12.24	$12.46	$14.32	$11.87
Total return (%)[4]	36.90[5]	(11.28)	2.77	(10.50)	22.59	(0.41)
Ratios and supplemental data
Net assets, end of period (in millions)	$409	$287	$186	$219	$140	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[6]	0.87	0.89	0.92	0.95	1.12
Expenses including reductions	0.84[6]	0.86	0.88	0.88	0.92	0.95
Net investment income	2.84[6]	1.86	2.57	1.90	1.41	2.92[3]
Portfolio turnover (%)	47	99[7]	96	95	84[7]	63

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
22	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$10.59	$12.24	$12.46	$14.32	$11.87	$12.07
Net investment income[2]	0.19	0.20	0.32	0.23	0.17	0.34[3]
Net realized and unrealized gain (loss) on investments	3.69	(1.54)	(0.02)	(1.69)	2.47	(0.38)
Total from investment operations	3.88	(1.34)	0.30	(1.46)	2.64	(0.04)
Less distributions
From net investment income	(0.20)	(0.31)	(0.20)	(0.16)	(0.19)	(0.16)
From net realized gain	—	—	(0.32)	(0.24)	—	—
Total distributions	(0.20)	(0.31)	(0.52)	(0.40)	(0.19)	(0.16)
Net asset value, end of period	$14.27	$10.59	$12.24	$12.46	$14.32	$11.87
Total return (%)[4]	36.83[5]	(11.28)	2.77	(10.43)	22.50	(0.33)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,682	$1,254	$1,305	$794	$327	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.86	0.88	0.90	0.94	1.10
Expenses including reductions	0.83[6]	0.85	0.87	0.88	0.92	0.95
Net investment income	2.84[6]	1.82	2.73	1.71	1.34	2.90[3]
Portfolio turnover (%)	47	99[7]	96	95	84[7]	63

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.14 and 1.17%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
24	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$19,043,964	—	$19,043,964	—
Austria	9,122,666	—	9,122,666	—
Bermuda	37,281,070	$37,281,070	—	—
Canada	60,343,256	60,343,256	—	—
China	32,686,363	—	32,686,363	—
Finland	61,184,412	—	61,184,412	—
France	343,607,077	—	343,607,077	—
Germany	166,238,060	—	166,238,060	—
Greece	13,010,953	—	13,010,953	—
Hong Kong	28,873,092	—	28,873,092	—
India	7,602,961	7,602,961	—	—
Ireland	20,488,479	—	20,488,479	—
Isle of Man	23,797,484	—	23,797,484	—
Italy	20,104,127	—	20,104,127	—
Japan	425,316,851	—	425,316,851	—
Macau	14,809,349	—	14,809,349	—
Netherlands	97,131,237	—	97,131,237	—
Norway	32,812,994	—	32,812,994	—
Singapore	14,257,921	—	14,257,921	—
South Korea	188,456,549	12,008,758	176,447,791	—
Spain	14,015,768	—	14,015,768	—
Sweden	74,878,984	—	74,878,984	—
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	25

	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Switzerland	$202,168,061	—	$202,168,061	—
Taiwan	17,107,469	—	17,107,469	—
United Kingdom	185,172,211	$47,549,782	137,622,429	—
United States	69,899,150	69,899,150	—	—
Preferred securities	28,252,276	—	28,252,276	—
Short-term investments	131,803,189	131,803,189	—	—
Total investments in securities	$2,339,465,973	$366,488,166	$1,972,977,807	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2021, the fund loaned securities valued at $63,215,277 and received $73,294,547 of cash collateral.
In addition, non-cash collateral of approximately $365,518 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
26	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $6,811.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	27

For federal income tax purposes, as of October 31, 2020, the fund has a short-term capital loss carryforward of $304,160,617 and a long-term capital loss carryforward of $190,129,749 available to offset future net realized capital gains. These carryforwards do not expire.
Due to prior year merger activity, $386,490,827 of the total capital loss carryforward as of October 31, 2020, are limited to $2,610,689 each fiscal year due to IRC Section 382 Limitation. Any unused portion of this limitation will carryforward to the following fiscal years.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis based on the following: If aggregate average daily net assets are less than $300 million, then the management fee rate is 0.825% of all aggregate average daily net assets. If aggregate average daily net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee rate is 0.775% of all aggregate average daily net assets. If aggregate average daily net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate average daily net assets; b) 0.750% of the next $500 million of aggregate average daily net assets; and c) 0.725% of the excess over $3 billion of aggregate average daily net assets. Aggregate net
28	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

assets include the aggregate net assets of the fund and JHVIT Disciplined Value International Trust (formerly known as JHVIT International Value Trust). The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.88% of average daily net assets excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This expense limitation expires on February 28, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor has contractually agreed to waive and/or reimburse expenses for Class I and Class R6 shares of the fund to the extent they exceed 0.98% and 0.88% of the respective class’s average daily net assets. This expense limitation excludes taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, borrowing costs, prime brokerage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. This waiver expires on February 28, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$4,665
Class C	286
Class I	2,216
Class R2	33
Class	Expense reduction
Class R4	$7
Class R6	15,376
Class NAV	63,077
Total	$85,660

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.77% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	29

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $80 for Class R4 shares for the six months ended April 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $32,028 for the six months ended April 30, 2021. Of this amount, $5,388 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $26,640 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $197 and $120 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$139,690	$66,030
Class C	34,425	4,083
Class I	—	31,307
Class R2	1,724	40
30	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class R4	$286	$8
Class R6	—	18,443
Total	$176,125	$119,911
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$11,730,000	1	0.670%	$(218)
Lender	10,000,000	1	0.670%	186
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	432,463	$5,809,239	1,517,988	$16,653,118
Distributions reinvested	102,331	1,317,001	202,693	2,503,255
Repurchased	(831,479)	(11,015,829)	(2,448,110)	(26,818,602)
Net decrease	(296,685)	$(3,889,589)	(727,429)	$(7,662,229)
Class C shares
Sold	25,988	$346,710	39,382	$428,140
Distributions reinvested	3,015	38,834	12,212	151,067
Repurchased	(139,089)	(1,829,421)	(333,010)	(3,708,294)
Net decrease	(110,086)	$(1,443,877)	(281,416)	$(3,129,087)
Class I shares
Sold	766,012	$10,590,861	1,888,735	$19,154,631
Distributions reinvested	55,898	719,959	155,250	1,917,338
Repurchased	(372,337)	(4,927,272)	(5,318,696)	(57,912,423)
Net increase (decrease)	449,573	$6,383,548	(3,274,711)	$(36,840,454)
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	31

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	7,065	$97,644	16,813	$188,455
Distributions reinvested	615	7,938	1,389	17,186
Repurchased	(7,255)	(90,778)	(63,488)	(729,549)
Net increase (decrease)	425	$14,804	(45,286)	$(523,908)
Class R4 shares
Sold	392	$5,239	6,082	$63,621
Distributions reinvested	159	2,049	167	2,059
Repurchased	(966)	(13,180)	(387)	(4,568)
Net increase (decrease)	(415)	$(5,892)	5,862	$61,112
Class R6 shares
Sold	3,451,468	$46,237,555	7,725,997	$88,518,617
Issued in reorganization (Note 9)	—	—	8,101,537	90,399,381
Distributions reinvested	420,967	5,417,840	386,854	4,773,778
Repurchased	(2,300,575)	(30,429,136)	(4,383,489)	(48,804,538)
Net increase	1,571,860	$21,226,259	11,830,899	$134,887,238
Class NAV shares
Sold	9,497,798	$130,669,984	13,228,617	$144,298,555
Issued in reorganization (Note 9)	—	—	10,965,962	122,336,268
Distributions reinvested	1,715,483	22,078,269	2,677,488	33,040,204
Repurchased	(11,790,797)	(150,886,084)	(15,111,145)	(168,631,867)
Net increase (decrease)	(577,516)	$1,862,169	11,760,922	$131,043,160
Total net increase	1,037,156	$24,147,422	19,268,841	$217,835,832
Affiliates of the fund owned 85% of shares of Class NAV on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $937,121,434 and $933,708,459, respectively, for the six months ended April 30, 2021.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 61.3% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	22.8%
32	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	14.8%
JHF II Multimanager Lifestyle Aggressive Portfolio	10.0%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	7,325,909	$23,714,935	$326,862,326	$(277,275,594)	$(10,080)	$1,198	$136,747	—	$73,292,785

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On October 2, 2020, the shareholders of John Hancock Funds II (JHF II) International Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Disciplined Value International Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund will bear a pro-rata portion of the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 16, 2020. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Disciplined Value International Fund	JHF II International Value Fund	$212,735,649	$1,158,500	17,328,885	19,067,499	$1,559,290,766	$1,772,026,415
See Note 5 for capital shares issued in connection with the above referenced reorganization.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	33

Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
34	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value International Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	35

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
36	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
Joseph F. Feeney, Jr., CFA
Christopher K. Hart, CFA
Joshua M. Jones, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	37

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639931	455SA 4/21
6/2021

Semiannual report
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
April 30, 2021

A message to shareholders
Dear shareholder,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the U.S. economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus passed by Congress as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, some regional economies may have reopened too early and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
22	Notes to financial statements
31	Statement Regarding Liquidity Risk Management
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Amazon.com, Inc.	8.8
Apple, Inc.	6.0
Alphabet, Inc., Class A	5.9
Facebook, Inc., Class A	5.8
Lennar Corp., A Shares	4.8
Cheniere Energy, Inc.	4.6
Workday, Inc., Class A	3.8
Morgan Stanley	3.7
Microsoft Corp.	3.0
JPMorgan Chase & Co.	3.0
TOTAL	49.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	50.29	16.03	12.16	30.04	110.28	215.09
Class C	56.05	16.34	11.89	35.39	113.15	207.64
Class I1	58.63	17.51	13.05	37.06	124.09	240.94
Class R2[1,2]	58.04	17.06	12.64	36.81	119.78	228.91
Class R4[1]	58.39	17.35	12.86	36.97	122.50	235.31
Class R5[1]	58.71	17.58	13.10	37.10	124.72	242.41
Class R6[1,2]	58.77	17.64	13.14	37.13	125.32	243.84
Class NAV[1,2]	58.81	17.58	12.91	37.16	124.76	236.86
Index†	45.98	17.42	14.17	28.85	123.20	276.37
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.04	1.79	0.79	1.18	1.03	0.73	0.68	0.67
Net (%)	1.03	1.78	0.78	1.17	0.92	0.72	0.67	0.66
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the S&P 500 Index.
See the following page for footnotes.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Large Cap Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the S&P 500 Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	4-30-11	30,764	30,764	37,637
Class I1	4-30-11	34,094	34,094	37,637
Class R2[1,2]	4-30-11	32,891	32,891	37,637
Class R4[1]	4-30-11	33,531	33,531	37,637
Class R5[1]	4-30-11	34,241	34,241	37,637
Class R6[1,2]	4-30-11	34,384	34,384	37,637
Class NAV[1,2]	4-30-11	33,686	33,686	37,637
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11; Class NAV shares were first offered on 2-8-17. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs,
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,369.00	$5.99	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Class C	Actual expenses/actual returns	1,000.00	1,363.90	10.37	1.77%
	Hypothetical example	1,000.00	1,016.00	8.85	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,370.60	4.53	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,368.10	6.75	1.15%
	Hypothetical example	1,000.00	1,019.10	5.76	1.15%
Class R4	Actual expenses/actual returns	1,000.00	1,369.70	5.35	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class R5	Actual expenses/actual returns	1,000.00	1,371.00	4.12	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Class R6	Actual expenses/actual returns	1,000.00	1,371.30	3.88	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	1,371.60	3.82	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	7

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 99.6%		$5,995,385,469
(Cost $2,885,550,428)
Communication services 18.6%		1,122,384,132
Entertainment 3.8%
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,114,224	146,181,675
The Walt Disney Company (A)	445,199	82,815,918
Interactive media and services 12.3%
Alphabet, Inc., Class A (A)	149,258	351,278,703
CarGurus, Inc. (A)	1,551,781	38,297,955
Facebook, Inc., Class A (A)	1,074,068	349,158,025
Media 2.5%
Comcast Corp., Class A	1,204,145	67,612,742
Fox Corp., Class B	2,392,499	87,039,114
Consumer discretionary 17.3%		1,043,590,813
Hotels, restaurants and leisure 0.1%
Airbnb, Inc., Class A (A)	54,158	9,353,628
Household durables 4.8%
Lennar Corp., A Shares	2,797,519	289,822,968
Internet and direct marketing retail 8.8%
Amazon.com, Inc. (A)	152,006	527,068,645
Leisure products 1.6%
Polaris, Inc.	670,942	93,952,008
Specialty retail 2.0%
CarMax, Inc. (A)	926,100	123,393,564
Consumer staples 5.6%		337,876,150
Beverages 3.5%
Anheuser-Busch InBev SA/NV, ADR	2,526,737	179,297,258
Diageo PLC, ADR	168,001	30,130,979
Food and staples retailing 1.0%
Walmart, Inc.	419,796	58,733,658
Food products 1.1%
Danone SA	987,596	69,714,255
Energy 4.6%		276,052,205
Oil, gas and consumable fuels 4.6%
Cheniere Energy, Inc. (A)	3,561,045	276,052,205
Financials 17.0%		1,024,136,471
Banks 7.4%
Bank of America Corp.	4,405,290	178,546,404
8	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Republic Bank	18,686	$3,424,023
JPMorgan Chase & Co.	1,172,215	180,298,389
Wells Fargo & Company	1,813,279	81,688,219
Capital markets 7.3%
Morgan Stanley	2,663,852	219,900,983
State Street Corp.	880,890	73,950,716
The Goldman Sachs Group, Inc.	416,963	145,290,757
Consumer finance 2.3%
American Express Company	605,783	92,896,823
Synchrony Financial	1,100,598	48,140,157
Health care 6.4%		384,339,091
Biotechnology 1.7%
Alnylam Pharmaceuticals, Inc. (A)	471,765	66,349,030
Moderna, Inc. (A)	199,436	35,663,146
Health care equipment and supplies 1.4%
Danaher Corp.	328,324	83,374,597
Health care providers and services 2.7%
UnitedHealth Group, Inc.	400,444	159,697,067
Pharmaceuticals 0.6%
Bristol-Myers Squibb Company	628,889	39,255,251
Industrials 7.0%		423,248,520
Aerospace and defense 4.2%
Airbus SE (A)	490,150	58,945,561
General Dynamics Corp.	385,247	73,285,537
Lockheed Martin Corp.	250,367	95,279,666
Raytheon Technologies Corp.	285,937	23,801,396
Building products 0.2%
Carrier Global Corp.	282,219	12,299,104
Machinery 1.1%
Caterpillar, Inc.	257,301	58,692,931
Otis Worldwide Corp.	141,114	10,988,547
Road and rail 1.5%
Union Pacific Corp.	405,042	89,955,778
Information technology 18.7%		1,122,901,683
IT services 1.2%
Visa, Inc., Class A	294,372	68,753,524
Semiconductors and semiconductor equipment 3.1%
Analog Devices, Inc.	419,227	64,208,807
Broadcom, Inc.	81,313	37,094,991
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	9

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
KLA Corp.	273,652	$86,296,158
Software 8.4%
Adobe, Inc. (A)	189,579	96,370,589
Microsoft Corp.	720,897	181,795,805
Workday, Inc., Class A (A)	920,816	227,441,552
Technology hardware, storage and peripherals 6.0%
Apple, Inc.	2,745,628	360,940,257
Materials 0.9%		53,191,129
Chemicals 0.9%
LyondellBasell Industries NV, Class A	512,735	53,191,129
Real estate 3.5%		207,665,275
Equity real estate investment trusts 3.5%
American Tower Corp.	384,963	98,077,024
Crown Castle International Corp.	579,648	109,588,251

	Yield (%)	Shares	Value
Short-term investments 0.4%			$20,354,727
(Cost $20,354,727)
Short-term funds 0.2%			9,742,727
Federated Government Obligations Fund, Institutional Class	0.0200(B)	9,742,727	9,742,727

	Par value^	Value
Repurchase agreement 0.2%		10,612,000

Barclays Tri-Party Repurchase Agreement dated 4-30-21 at 0.010% to be repurchased at $10,612,009 on 5-3-21, collateralized by $10,113,000 U.S. Treasury Notes, 2.125% due 5-31-26 (valued at $10,824,300)	10,612,000	10,612,000

Total investments (Cost $2,905,905,155) 100.0%	$6,015,740,196
Other assets and liabilities, net 0.0%	2,174,317
Total net assets 100.0%	$6,017,914,513

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-21.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $2,918,683,859. Net unrealized appreciation aggregated to $3,097,056,337, of which $3,118,054,474 related to gross unrealized appreciation and $20,998,137 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,905,905,155)	$6,015,740,196
Cash	13,266,545
Dividends and interest receivable	3,734,566
Receivable for fund shares sold	3,340,443
Other assets	261,015
Total assets	6,036,342,765
Liabilities
Payable for fund shares repurchased	13,945,555
Payable to affiliates
Investment management fees	3,009,109
Accounting and legal services fees	314,777
Transfer agent fees	302,970
Distribution and service fees	493,771
Trustees' fees	3,570
Other liabilities and accrued expenses	358,500
Total liabilities	18,428,252
Net assets	$6,017,914,513
Net assets consist of
Paid-in capital	$2,815,904,181
Total distributable earnings (loss)	3,202,010,332
Net assets	$6,017,914,513

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,085,587,471 ÷ 30,057,109 shares)[1]	$69.39
Class C ($88,156,691 ÷ 1,466,309 shares)[1]	$60.12
Class I ($826,119,827 ÷ 11,327,970 shares)	$72.93
Class R2 ($8,526,815 ÷ 117,434 shares)	$72.61
Class R4 ($1,881,072 ÷ 25,936 shares)	$72.53
Class R5 ($771,145 ÷ 10,547 shares)	$73.12
Class R6 ($521,211,888 ÷ 7,125,767 shares)	$73.14
Class NAV ($2,485,659,604 ÷ 33,996,127 shares)	$73.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$73.04

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$28,284,489
Interest	26,537
Less foreign taxes withheld	(325,260)
Total investment income	27,985,766
Expenses
Investment management fees	16,881,353
Distribution and service fees	2,773,959
Accounting and legal services fees	555,185
Transfer agent fees	1,602,369
Trustees' fees	46,544
Custodian fees	275,231
State registration fees	76,830
Printing and postage	97,620
Professional fees	87,645
Other	90,771
Total expenses	22,487,507
Less expense reductions	(230,755)
Net expenses	22,256,752
Net investment income	5,729,014
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	212,035,586
212,035,586
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,483,508,432
1,483,508,432
Net realized and unrealized gain	1,695,544,018
Increase in net assets from operations	$1,701,273,032
12	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$5,729,014	$30,226,413
Net realized gain	212,035,586	278,205,291
Change in net unrealized appreciation (depreciation)	1,483,508,432	157,376,933
Increase in net assets resulting from operations	1,701,273,032	465,808,637
Distributions to shareholders
From earnings
Class A	(5,405,064)	(8,690,954)
Class I	(3,472,209)	(6,159,077)
Class R1	—	(9,734)[1]
Class R2	(13,648)	(6,332)
Class R3	—	(6,419)[1]
Class R4	(5,881)	(8,395)
Class R5	(3,233)	(3,983)
Class R6	(2,527,442)	(3,343,608)
Class NAV	(13,434,867)	(18,467,276)
Total distributions	(24,862,344)	(36,695,778)
From fund share transactions	(374,968,638)	(841,566,650)
Total increase (decrease)	1,301,442,050	(412,453,791)
Net assets
Beginning of period	4,716,472,463	5,128,926,254
End of period	$6,017,914,513	$4,716,472,463

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$50.84	$46.52	$46.66	$51.87	$42.42	$42.89
Net investment income[2]	—[3]	0.20	0.24	0.16	0.24	0.23
Net realized and unrealized gain (loss) on investments	18.73	4.38	4.82	(1.10)	10.71	(0.07)
Total from investment operations	18.73	4.58	5.06	(0.94)	10.95	0.16
Less distributions
From net investment income	(0.18)	(0.26)	(0.13)	(0.26)	(0.19)	(0.12)
From net realized gain	—	—	(5.07)	(4.01)	(1.31)	(0.51)
Total distributions	(0.18)	(0.26)	(5.20)	(4.27)	(1.50)	(0.63)
Net asset value, end of period	$69.39	$50.84	$46.52	$46.66	$51.87	$42.42
Total return (%)[4,5]	36.90[6]	9.88	13.23	(2.20)	26.39	0.37
Ratios and supplemental data
Net assets, end of period (in millions)	$2,086	$1,550	$1,550	$1,511	$1,620	$1,519
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[7]	1.04	1.03	1.03	1.04	1.06
Expenses including reductions	1.02[7]	1.03	1.02	1.02	1.04	1.05
Net investment income	—[7,8]	0.40	0.56	0.32	0.51	0.57
Portfolio turnover (%)	8	19	29[9]	47[9]	54[9]	20[10]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Less than 0.005%.
[9]	Excludes in-kind transactions.
[10]	Excludes merger activity.
14	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$44.08	$40.42	$41.41	$46.57	$38.33	$38.98
Net investment loss[2]	(0.20)	(0.14)	(0.07)	(0.19)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	16.24	3.80	4.15	(0.96)	9.65	(0.07)
Total from investment operations	16.04	3.66	4.08	(1.15)	9.55	(0.14)
Less distributions
From net realized gain	—	—	(5.07)	(4.01)	(1.31)	(0.51)
Net asset value, end of period	$60.12	$44.08	$40.42	$41.41	$46.57	$38.33
Total return (%)[3,4]	36.39[5]	9.05	12.38	(2.93)	25.44	(0.37)
Ratios and supplemental data
Net assets, end of period (in millions)	$88	$84	$127	$184	$303	$290
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78[6]	1.79	1.78	1.78	1.79	1.81
Expenses including reductions	1.77[6]	1.78	1.77	1.77	1.79	1.80
Net investment loss	(0.75)[6]	(0.33)	(0.17)	(0.42)	(0.23)	(0.18)
Portfolio turnover (%)	8	19	29[7]	47[7]	54[7]	20[8]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	15

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$53.47	$48.89	$48.78	$54.05	$44.13	$44.58
Net investment income[2]	0.08	0.34	0.37	0.29	0.40	0.36
Net realized and unrealized gain (loss) on investments	19.68	4.61	5.07	(1.15)	11.12	(0.08)
Total from investment operations	19.76	4.95	5.44	(0.86)	11.52	0.28
Less distributions
From net investment income	(0.30)	(0.37)	(0.26)	(0.40)	(0.29)	(0.22)
From net realized gain	—	—	(5.07)	(4.01)	(1.31)	(0.51)
Total distributions	(0.30)	(0.37)	(5.33)	(4.41)	(1.60)	(0.73)
Net asset value, end of period	$72.93	$53.47	$48.89	$48.78	$54.05	$44.13
Total return (%)[3]	37.06[4]	10.16	13.51	(1.97)	26.73	0.63
Ratios and supplemental data
Net assets, end of period (in millions)	$826	$625	$819	$846	$985	$1,665
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.79	0.79	0.79	0.78	0.79
Expenses including reductions	0.77[5]	0.78	0.78	0.78	0.78	0.78
Net investment income	0.25[5]	0.66	0.81	0.56	0.82	0.84
Portfolio turnover (%)	8	19	29[6]	47[6]	54[6]	20[7]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
16	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$53.16	$48.63	$48.51	$53.77	$43.93	$44.40
Net investment income (loss)[2]	(0.04)	0.13	0.19	0.12	0.18	0.18
Net realized and unrealized gain (loss) on investments	19.59	4.59	5.06	(1.18)	11.10	(0.08)
Total from investment operations	19.55	4.72	5.25	(1.06)	11.28	0.10
Less distributions
From net investment income	(0.10)	(0.19)	(0.06)	(0.19)	(0.13)	(0.06)
From net realized gain	—	—	(5.07)	(4.01)	(1.31)	(0.51)
Total distributions	(0.10)	(0.19)	(5.13)	(4.20)	(1.44)	(0.57)
Net asset value, end of period	$72.61	$53.16	$48.63	$48.51	$53.77	$43.93
Total return (%)[3]	36.81[4]	9.73	13.09	(2.36)	26.22	0.24
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$7	$2	$2	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[5]	1.17	1.18	1.18	1.18	1.20
Expenses including reductions	1.15[5]	1.17	1.17	1.18	1.18	1.19
Net investment income (loss)	(0.13)[5]	0.28	0.41	0.23	0.36	0.43
Portfolio turnover (%)	8	19	29[6]	47[6]	54[6]	20[7]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	17

CLASS R4 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$53.15	$48.61	$48.51	$53.76	$43.91	$44.37
Net investment income[2]	0.03	0.26	0.36	0.20	0.30	0.29
Net realized and unrealized gain (loss) on investments	19.58	4.59	4.99	(1.13)	11.09	(0.08)
Total from investment operations	19.61	4.85	5.35	(0.93)	11.39	0.21
Less distributions
From net investment income	(0.23)	(0.31)	(0.18)	(0.31)	(0.23)	(0.16)
From net realized gain	—	—	(5.07)	(4.01)	(1.31)	(0.51)
Total distributions	(0.23)	(0.31)	(5.25)	(4.32)	(1.54)	(0.67)
Net asset value, end of period	$72.53	$53.15	$48.61	$48.51	$53.76	$43.91
Total return (%)[3]	36.97[4]	10.00	13.35	(2.10)	26.53	0.47
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$4	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[5]	1.02	1.03	1.03	1.04	1.04
Expenses including reductions	0.91[5]	0.92	0.92	0.92	0.93	0.93
Net investment income	0.11[5]	0.51	0.77	0.39	0.61	0.69
Portfolio turnover (%)	8	19	29[6]	47[6]	54[6]	20[7]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
18	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$53.61	$49.02	$48.89	$54.14	$44.20	$44.64
Net investment income[2]	0.10	0.36	0.40	0.34	0.38	0.38
Net realized and unrealized gain (loss) on investments	19.74	4.63	5.08	(1.17)	11.18	(0.08)
Total from investment operations	19.84	4.99	5.48	(0.83)	11.56	0.30
Less distributions
From net investment income	(0.33)	(0.40)	(0.28)	(0.41)	(0.31)	(0.23)
From net realized gain	—	—	(5.07)	(4.01)	(1.31)	(0.51)
Total distributions	(0.33)	(0.40)	(5.35)	(4.42)	(1.62)	(0.74)
Net asset value, end of period	$73.12	$53.61	$49.02	$48.89	$54.14	$44.20
Total return (%)[3]	37.10[4]	10.22	13.60	(1.92)	26.77	0.68
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[5]	$—[5]	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[6]	0.73	0.73	0.73	0.74	0.75
Expenses including reductions	0.70[6]	0.72	0.72	0.72	0.73	0.74
Net investment income	0.32[6]	0.71	0.86	0.64	0.77	0.90
Portfolio turnover (%)	8	19	29[7]	47[7]	54[7]	20[8]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	19

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$53.64	$49.04	$48.91	$54.16	$44.21	$44.64
Net investment income[2]	0.11	0.39	0.45	0.34	0.28	0.40
Net realized and unrealized gain (loss) on investments	19.74	4.63	5.05	(1.15)	11.31	(0.07)
Total from investment operations	19.85	5.02	5.50	(0.81)	11.59	0.33
Less distributions
From net investment income	(0.35)	(0.42)	(0.30)	(0.43)	(0.33)	(0.25)
From net realized gain	—	—	(5.07)	(4.01)	(1.31)	(0.51)
Total distributions	(0.35)	(0.42)	(5.37)	(4.44)	(1.64)	(0.76)
Net asset value, end of period	$73.14	$53.64	$49.04	$48.91	$54.16	$44.21
Total return (%)[3]	37.13[4]	10.28	13.63	(1.85)	26.86	0.76
Ratios and supplemental data
Net assets, end of period (in millions)	$521	$386	$397	$963	$975	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[5]	0.68	0.68	0.68	0.69	0.70
Expenses including reductions	0.66[5]	0.67	0.67	0.67	0.68	0.68
Net investment income	0.36[5]	0.76	0.96	0.66	0.57	0.93
Portfolio turnover (%)	8	19	29[6]	47[6]	54[6]	20[7]

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
20	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$53.62	$49.02	$48.90	$54.15	$47.04
Net investment income[3]	0.12	0.40	0.42	0.33	0.35
Net realized and unrealized gain (loss) on investments	19.74	4.63	5.07	(1.13)	6.76
Total from investment operations	19.86	5.03	5.49	(0.80)	7.11
Less distributions
From net investment income	(0.36)	(0.43)	(0.30)	(0.44)	—
From net realized gain	—	—	(5.07)	(4.01)	—
Total distributions	(0.36)	(0.43)	(5.37)	(4.45)	—
Net asset value, end of period	$73.12	$53.62	$49.02	$48.90	$54.15
Total return (%)[4]	37.16[5]	10.30	13.65	(1.85)	15.11[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2,486	$2,063	$2,218	$1,671	$1,152
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[6]	0.67	0.67	0.67	0.68[6]
Expenses including reductions	0.65[6]	0.66	0.66	0.66	0.67[6]
Net investment income	0.37[6]	0.78	0.91	0.64	0.94[6]
Portfolio turnover (%)	8	19	29[7]	47[7]	54[7,8]

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class NAV shares is 2-8-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	The portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such
22	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$1,122,384,132	$1,122,384,132	—	—
Consumer discretionary	1,043,590,813	1,043,590,813	—	—
Consumer staples	337,876,150	268,161,895	$69,714,255	—
Energy	276,052,205	276,052,205	—	—
Financials	1,024,136,471	1,024,136,471	—	—
Health care	384,339,091	384,339,091	—	—
Industrials	423,248,520	364,302,959	58,945,561	—
Information technology	1,122,901,683	1,122,901,683	—	—
Materials	53,191,129	53,191,129	—	—
Real estate	207,665,275	207,665,275	—	—
Short-term investments	20,354,727	9,742,727	10,612,000	—
Total investments in securities	$6,015,740,196	$5,876,468,380	$139,271,816	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	23

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
24	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $14,705.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2020, the fund has a short-term capital loss carryforward of $88,430,781 and a long-term capital loss carryforward of $22,058,590 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	25

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.625% of the first $3 billion of the fund’s average daily net assets and (b) 0.600% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive and/or reimburse a portion of the operating expenses for Class C and Class I shares of the fund to the extent they exceed 1.82% and 0.78%, respectively, of the average daily net assets attributable to each class. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses not incurred in the ordinary course of the fund’s business, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will continue in effect until February 28, 2022, unless renewed by mutual agreement of the fund and Advisor based upon determination of that this is appropriate under the circumstances at the time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$77,787
Class C	3,532
Class I	30,674
Class R2	347
Class R4	69
Class	Expense reduction
Class R5	$27
Class R6	19,234
Class NAV	98,255
Total	$229,925

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.60% of the fund's average daily net assets.
26	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $830 for Class R4 shares for the six months ended April 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $373,799 for the six months ended April 30, 2021. Of this amount, $61,486 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $312,313 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $1,115 and $1,545 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	27

Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,326,183	$1,095,400
Class C	424,283	50,158
Class I	—	432,610
Class R2	20,462	411
Class R4	2,896	86
Class R5	135	33
Class R6	—	23,671
Total	$2,773,959	$1,602,369
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,307,201	$79,445,888	2,831,061	$133,985,057
Distributions reinvested	86,670	5,109,150	169,649	8,252,431
Repurchased	(1,823,854)	(112,491,082)	(5,837,431)	(269,888,613)
Net decrease	(429,983)	$(27,936,044)	(2,836,721)	$(127,651,125)
Class B shares
Sold	—	—	1,613	$53,483
Repurchased	—	—	(171,543)	(7,461,712)
Net decrease	—	—	(169,930)	$(7,408,229)
Class C shares
Sold	65,648	$3,484,514	161,433	$6,190,614
Repurchased	(499,338)	(25,899,032)	(1,403,067)	(58,161,115)
Net decrease	(433,690)	$(22,414,518)	(1,241,634)	$(51,970,501)
Class I shares
Sold	841,903	$55,631,088	2,698,348	$125,424,854
Distributions reinvested	46,317	2,867,016	103,273	5,271,078
Repurchased	(1,240,955)	(79,992,065)	(7,867,529)	(375,978,914)
Net decrease	(352,735)	$(21,493,961)	(5,065,908)	$(245,282,982)
28	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	—	—	42,997	$2,117,756
Distributions reinvested	—	—	147	7,374
Repurchased	—	—	(160,040)	(8,620,923)
Net decrease	—	—	(116,896)	$(6,495,793)
Class R2 shares
Sold	10,686	$689,578	115,053	$6,453,246
Distributions reinvested	198	12,230	112	5,702
Repurchased	(27,954)	(1,873,334)	(12,379)	(631,730)
Net increase (decrease)	(17,070)	$(1,171,526)	102,786	$5,827,218
Class R3 shares
Sold	—	—	2,878	$142,383
Distributions reinvested	—	—	126	6,346
Repurchased	—	—	(53,549)	(2,906,676)
Net decrease	—	—	(50,545)	$(2,757,947)
Class R4 shares
Sold	809	$54,096	3,473	$168,412
Distributions reinvested	96	5,881	165	8,395
Repurchased	(3,527)	(211,743)	(2,150)	(108,629)
Net increase (decrease)	(2,622)	$(151,766)	1,488	$68,178
Class R5 shares
Sold	817	$54,773	1,590	$82,405
Distributions reinvested	52	3,233	78	3,983
Repurchased	(67)	(4,677)	(1,808)	(89,246)
Net increase (decrease)	802	$53,329	(140)	$(2,858)
Class R6 shares
Sold	823,387	$54,398,591	1,831,436	$91,863,847
Distributions reinvested	40,435	2,509,807	64,964	3,322,886
Repurchased	(941,154)	(61,420,787)	(2,785,351)	(141,278,426)
Net decrease	(77,332)	$(4,512,389)	(888,951)	$(46,091,693)
Class NAV shares
Sold	780,230	$52,635,023	3,564,280	$160,182,393
Distributions reinvested	216,552	13,434,867	361,183	18,467,276
Repurchased	(5,470,964)	(363,411,653)	(10,693,110)	(538,450,587)
Net decrease	(4,474,182)	$(297,341,763)	(6,767,647)	$(359,800,918)
Total net decrease	(5,786,812)	$(374,968,638)	(17,034,098)	$(841,566,650)
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	29

Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B, Class R1, and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Amount
Class R3 shares as Class R2 shares	October 9, 2020	$1,230,959
Class B shares as Class A shares	October 14, 2020	$3,593,081
Class R1 shares as Class R2 shares	October 23, 2020	$4,358,310
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $453,876,956 and $851,008,283, respectively, for the six months ended April 30, 2021.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 39.4% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.7%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	8.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	5.8%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	5.0%
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
30	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Fundamental Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	31

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
32	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639972	50SA 4/21
6/2021

Semiannual report
John Hancock
Global Thematic Opportunities Fund
International equity
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the world economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus in the United States, as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the overall optimism, there are still obstacles. Some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at Manulife Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Thematic Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
20	Notes to financial statements
29	Statement Regarding Liquidity Risk Management
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
UnitedHealth Group, Inc.	3.4
Fidelity National Financial, Inc.	3.3
Thermo Fisher Scientific, Inc.	2.9
Applied Materials, Inc.	2.9
Kering SA	2.9
Samsung Electronics Company, Ltd.	2.8
Hexagon AB, B Shares	2.7
KLA Corp.	2.6
Synopsys, Inc.	2.6
The Toro Company	2.5
TOTAL	28.6
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

TOP 10 COUNTRIES AS OF 4/30/2021 (% of net assets)
United States	64.1
China	8.4
France	6.8
Sweden	4.2
Germany	4.0
United Kingdom	3.1
South Korea	2.8
Switzerland	2.3
Ireland	2.1
Netherlands	1.7
TOTAL	99.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (12-14-18)	6-month	Since inception (12-14-18)
Class A	41.39	20.92	20.53	57.10
Class C	46.62	22.64	25.38	62.48
Class I1	49.16	23.87	27.00	66.37
Class R6[1]	49.22	23.98	27.08	66.73
Class NAV[1]	49.23	23.99	27.09	66.76
Index†	45.75	19.87	28.29	53.89
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.33	2.08	1.08	0.97	0.96
Net (%)	1.19	1.94	0.94	0.85	0.84
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI All Country World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Thematic Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI All Country World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	12-14-18	16,248	16,248	15,389
Class I1	12-14-18	16,637	16,637	15,389
Class R6[1]	12-14-18	16,673	16,673	15,389
Class NAV[1]	12-14-18	16,676	16,676	15,389
The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,268.70	$6.69	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	1,263.80	10.89	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	1,270.00	5.29	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns	1,000.00	1,270.80	4.79	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	1,270.90	4.73	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 96.7%		$383,372,346
(Cost $271,458,691)
China 8.4%		33,410,890
Alibaba Group Holding, Ltd., ADR (A)	34,935	8,068,238
Baidu, Inc., ADR (A)	28,000	5,889,240
NetEase, Inc., ADR	52,320	5,862,979
Niu Technologies, ADR (A)	57,078	2,132,434
Tencent Holdings, Ltd.	96,300	7,682,047
Xinyi Solar Holdings, Ltd.	2,264,000	3,775,952
France 6.8%		26,796,409
Kering SA (B)	14,116	11,311,376
Schneider Electric SE (B)	57,148	9,118,342
Worldline SA (A)(C)	64,848	6,366,691
Germany 4.0%		15,953,595
HelloFresh SE (A)	36,223	3,002,136
Siemens AG	54,446	9,083,535
Vonovia SE	58,868	3,867,924
Ireland 2.1%		8,261,279
Allegion PLC	61,477	8,261,279
Netherlands 1.7%		6,725,144
NXP Semiconductors NV	34,934	6,725,144
Sweden 4.2%		16,568,783
Hexagon AB, B Shares	112,101	10,707,767
Telefonaktiebolaget LM Ericsson, B Shares	426,748	5,861,016
Switzerland 2.3%		9,072,025
Roche Holding AG	27,815	9,072,025
United Kingdom 3.1%		12,424,569
Bunzl PLC	189,290	6,086,183
Capri Holdings, Ltd. (A)	115,076	6,338,386
United States 64.1%		254,159,652
Alphabet, Inc., Class A (A)	3,951	9,298,679
Amedisys, Inc. (A)	9,475	2,556,829
Applied Materials, Inc.	86,659	11,500,516
Arena Pharmaceuticals, Inc. (A)	29,574	2,029,664
ASGN, Inc. (A)	32,735	3,443,067
Blueprint Medicines Corp. (A)	20,606	1,984,770
Boston Scientific Corp. (A)	160,366	6,991,958
Citrix Systems, Inc.	35,365	4,379,955
Comcast Corp., Class A	141,424	7,940,958
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	9

	Shares	Value
United States (continued)
D.R. Horton, Inc.	72,642	$7,139,982
Danaher Corp.	17,372	4,411,446
Dropbox, Inc., Class A (A)	163,536	4,202,875
Exelixis, Inc. (A)	84,788	2,087,481
Facebook, Inc., Class A (A)	19,498	6,338,410
Fidelity National Financial, Inc.	285,996	13,047,138
Fidelity National Information Services, Inc.	57,844	8,844,348
Fortune Brands Home & Security, Inc.	77,273	8,112,120
Global Blood Therapeutics, Inc. (A)	47,708	1,945,532
Global Payments, Inc.	36,760	7,889,799
II-VI, Inc. (A)	56,284	3,778,908
Intuit, Inc.	10,003	4,122,836
KLA Corp.	33,249	10,485,072
MAXIMUS, Inc.	64,777	5,936,164
Microsoft Corp.	33,359	8,412,473
Neurocrine Biosciences, Inc. (A)	20,646	1,950,841
NextEra Energy, Inc.	51,255	3,972,775
NVIDIA Corp.	7,155	4,295,719
PayPal Holdings, Inc. (A)	23,454	6,151,750
PTC, Inc. (A)	36,721	4,808,248
Quest Diagnostics, Inc.	70,840	9,342,379
Stanley Black & Decker, Inc.	26,584	5,496,774
Synopsys, Inc. (A)	41,506	10,254,472
The Toro Company	86,220	9,880,812
Thermo Fisher Scientific, Inc.	24,649	11,590,699
Tractor Supply Company	22,156	4,178,622
TransUnion	44,149	4,617,544
Turning Point Therapeutics, Inc. (A)	27,523	2,098,078
UnitedHealth Group, Inc.	34,183	13,632,178
Visa, Inc., Class A	29,234	6,827,893

Zebra Technologies Corp., Class A (A)	16,771	8,179,888
Preferred securities 2.8%		$11,009,653
(Cost $5,594,423)
South Korea 2.8%		11,009,653
Samsung Electronics Company, Ltd.	167,691	11,009,653

	Yield (%)	Shares	Value
Short-term investments 5.4%			$21,273,032
(Cost $21,273,458)
Short-term funds 5.4%			21,273,032
John Hancock Collateral Trust (D)	0.0360(E)	2,126,325	21,273,032

10	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $298,326,572) 104.9%	$415,655,031
Other assets and liabilities, net (4.9%)	(19,289,850)
Total net assets 100.0%	$396,365,181

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-21.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $299,133,967. Net unrealized appreciation aggregated to $116,521,064, of which $119,060,355 related to gross unrealized appreciation and $2,539,291 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $277,053,114) including $20,260,402 of securities loaned	$394,381,999
Affiliated investments, at value (Cost $21,273,458)	21,273,032
Total investments, at value (Cost $298,326,572)	415,655,031
Cash	3,038,638
Foreign currency, at value (Cost $61,338)	61,272
Dividends and interest receivable	470,605
Receivable for fund shares sold	69,583
Receivable for securities lending income	146
Receivable from affiliates	620
Other assets	50,701
Total assets	419,346,596
Liabilities
Payable for investments purchased	249,331
Payable for fund shares repurchased	1,287,131
Payable upon return of securities loaned	21,273,458
Payable to affiliates
Accounting and legal services fees	21,108
Transfer agent fees	193
Trustees' fees	283
Other liabilities and accrued expenses	149,911
Total liabilities	22,981,415
Net assets	$396,365,181
Net assets consist of
Paid-in capital	$257,277,372
Total distributable earnings (loss)	139,087,809
Net assets	$396,365,181

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,173,575 ÷ 77,994 shares)[1]	$15.05
Class C ($747,775 ÷ 50,189 shares)[1]	$14.90
Class I ($151,041 ÷ 10,022 shares)	$15.07
Class R6 ($116,372 ÷ 7,719 shares)	$15.08
Class NAV ($394,176,418 ÷ 26,135,459 shares)	$15.08
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.84

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$2,549,357
Interest	2,386
Securities lending	1,239
Less foreign taxes withheld	(212,406)
Total investment income	2,340,576
Expenses
Investment management fees	1,544,712
Distribution and service fees	3,620
Accounting and legal services fees	37,539
Transfer agent fees	948
Trustees' fees	3,582
Custodian fees	58,243
State registration fees	31,173
Printing and postage	25,811
Professional fees	29,349
Other	24,627
Total expenses	1,759,604
Less expense reductions	(175,534)
Net expenses	1,584,070
Net investment income	756,506
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	22,091,470
Affiliated investments	(320)
22,091,150
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	65,791,811
Affiliated investments	(390)
65,791,421
Net realized and unrealized gain	87,882,571
Increase in net assets from operations	$88,639,077
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$756,506	$2,655,395
Net realized gain	22,091,150	19,126,512
Change in net unrealized appreciation (depreciation)	65,791,421	7,705,710
Increase in net assets resulting from operations	88,639,077	29,487,617
Distributions to shareholders
From earnings
Class A	(54,579)	(16,263)
Class C	(21,456)	(2,882)
Class I	(7,881)	(3,102)
Class R6	(6,028)	(2,907)
Class NAV	(21,760,929)	(14,600,822)
Total distributions	(21,850,873)	(14,625,976)
From fund share transactions	(3,658,067)	(44,452,602)
Total increase (decrease)	63,130,137	(29,590,961)
Net assets
Beginning of period	333,235,044	362,826,005
End of period	$396,365,181	$333,235,044
14	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$12.56	$12.04	$10.00
Net investment income[3]	—[4]	0.06	0.04
Net realized and unrealized gain (loss) on investments	3.28	0.92	2.00
Total from investment operations	3.28	0.98	2.04
Less distributions
From net investment income	(0.05)	(0.06)	—
From net realized gain	(0.74)	(0.40)	—
Total distributions	(0.79)	(0.46)	—
Net asset value, end of period	$15.05	$12.56	$12.04
Total return (%)[5,6]	26.87[7]	8.30	20.40[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[8]	1.33	1.37[8]
Expenses including reductions	1.19[8]	1.19	1.19[8]
Net investment income	0.06[8]	0.48	0.39[8]
Portfolio turnover (%)	25	58	59

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	15

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$12.44	$11.96	$10.00
Net investment loss[3]	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	3.25	0.91	1.99
Total from investment operations	3.20	0.88	1.96
Less distributions
From net realized gain	(0.74)	(0.40)	—
Net asset value, end of period	$14.90	$12.44	$11.96
Total return (%)[4,5]	26.38[6]	7.50	19.60[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05[8]	2.08	2.12[8]
Expenses including reductions	1.94[8]	1.94	1.94[8]
Net investment loss	(0.67)[8]	(0.22)	(0.30)[8]
Portfolio turnover (%)	25	58	59

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
16	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$12.59	$12.07	$10.00
Net investment income[3]	0.02	0.08	0.07
Net realized and unrealized gain (loss) on investments	3.28	0.93	2.00
Total from investment operations	3.30	1.01	2.07
Less distributions
From net investment income	(0.08)	(0.09)	—
From net realized gain	(0.74)	(0.40)	—
Total distributions	(0.82)	(0.49)	—
Net asset value, end of period	$15.07	$12.59	$12.07
Total return (%)[4]	27.00[5]	8.53	20.70[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[7]	1.08	1.12[7]
Expenses including reductions	0.94[7]	0.94	0.94[7]
Net investment income	0.33[7]	0.69	0.73[7]
Portfolio turnover (%)	25	58	59

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	17

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$12.60	$12.07	$10.00
Net investment income[3]	0.03	0.09	0.08
Net realized and unrealized gain (loss) on investments	3.28	0.94	1.99
Total from investment operations	3.31	1.03	2.07
Less distributions
From net investment income	(0.09)	(0.10)	—
From net realized gain	(0.74)	(0.40)	—
Total distributions	(0.83)	(0.50)	—
Net asset value, end of period	$15.08	$12.60	$12.07
Total return (%)[4]	27.08[5]	8.70	20.70[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[7]	0.97	1.01[7]
Expenses including reductions	0.85[7]	0.85	0.85[7]
Net investment income	0.40[7]	0.79	0.82[7]
Portfolio turnover (%)	25	58	59

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$12.60	$12.08	$10.00
Net investment income[3]	0.03	0.09	0.09
Net realized and unrealized gain (loss) on investments	3.29	0.93	1.99
Total from investment operations	3.32	1.02	2.08
Less distributions
From net investment income	(0.10)	(0.10)	—
From net realized gain	(0.74)	(0.40)	—
Total distributions	(0.84)	(0.50)	—
Net asset value, end of period	$15.08	$12.60	$12.08
Total return (%)[4]	27.09[5]	8.62	20.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$394	$332	$362
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[6]	0.96	1.00[6]
Expenses including reductions	0.84[6]	0.84	0.84[6]
Net investment income	0.40[6]	0.78	0.88[6]
Portfolio turnover (%)	25	58	59

[1]	Six months ended 4-30-21. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Thematic Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs,
20	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
China	$33,410,890	$21,952,891	$11,457,999	—
France	26,796,409	—	26,796,409	—
Germany	15,953,595	—	15,953,595	—
Ireland	8,261,279	8,261,279	—	—
Netherlands	6,725,144	6,725,144	—	—
Sweden	16,568,783	—	16,568,783	—
Switzerland	9,072,025	—	9,072,025	—
United Kingdom	12,424,569	6,338,386	6,086,183	—
United States	254,159,652	254,159,652	—	—
Preferred securities	11,009,653	—	11,009,653	—
Short-term investments	21,273,032	21,273,032	—	—
Total investments in securities	$415,655,031	$318,710,384	$96,944,647	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	21

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2021, the fund loaned securities valued at $20,260,402 and received $21,273,458 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
22	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $3,949.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	23

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate average daily net assets; (b) 0.815% of the next $250 million of the fund’s aggregate average daily net assets; (c) 0.790% of the next $500 million of the fund’s aggregate average daily net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate average daily net assets and (e) 0.730% of the fund’s aggregate average daily net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.). The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets, on an annualized basis, and expenses of Class A, Class C, and Class I shares exceed 1.19%, 1.94%, and 0.94%, respectively, of average daily net assets attributable to the class, on an annualized basis. Expenses of the fund means all expenses of the fund excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, and Class I shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
24	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$554
Class C	264
Class I	76
Class	Expense reduction
Class R6	$48
Class NAV	174,592
Total	$175,534

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.73% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $435 for the six months ended April 30, 2021. Of this amount, $74 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $361 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	25

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,271	$589
Class C	2,349	274
Class I	—	80
Class R6	—	5
Total	$3,620	$948
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the period ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	17,229	$240,650	42,174	$519,812
Distributions reinvested	4,043	54,579	1,343	16,263
Repurchased	(10,577)	(149,646)	(20,600)	(232,873)
Net increase	10,695	$145,583	22,917	$303,202
Class C shares
Sold	26,364	$383,894	31,037	$366,424
Distributions reinvested	1,326	17,762	71	860
Repurchased	(5,056)	(70,402)	(10,679)	(110,665)
Net increase	22,634	$331,254	20,429	$256,619
Class I shares
Sold	3,367	$46,232	—	—
Distributions reinvested	279	3,763	54	$649
Net increase	3,646	$49,995	54	$649
Class R6 shares
Sold	429	$6,000	1,357	$16,000
Distributions reinvested	137	1,856	33	402
Net increase	566	$7,856	1,390	$16,402
26	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	126,222	$1,811,866	154,062	$1,450,645
Distributions reinvested	1,610,727	21,760,929	1,204,688	14,600,822
Repurchased	(1,935,880)	(27,765,550)	(4,997,169)	(61,080,941)
Net decrease	(198,931)	$(4,192,755)	(3,638,419)	$(45,029,474)
Total net decrease	(161,390)	$(3,658,067)	(3,593,629)	$(44,452,602)
Affiliates of the fund owned 50%, 65% and 100% of shares of Class I, Class R6 and Class NAV, respectively, on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $91,405,399 and $112,805,213, respectively, for the six months ended April 30, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 99.4% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	50.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	23.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,126,325	$3,637,851	$25,620,347	$(7,984,456)	$(320)	$(390)	$1,239	—	$21,273,032

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Thematic Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Pictet Asset Management SA (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	29

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
30	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pictet Asset Management SA
Portfolio Managers
Hans Peter Portner, CFA
Gertjan Van Der Geer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639977	471SA 4/21
6/2021

Semiannual report
John Hancock
Infrastructure Fund
Alternative
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the world economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus in the United States, as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the overall optimism, there are still obstacles. Some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at Manulife Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Infrastructure Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
11	Financial statements
14	Financial highlights
19	Notes to financial statements
29	Shareholder meeting
30	Statement Regarding Liquidity Risk Management
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
China Longyuan Power Group Corp., Ltd., H Shares	5.2
Cellnex Telecom SA	4.7
Comcast Corp., Class A	4.1
Engie SA	3.9
Vinci SA	3.8
Charter Communications, Inc., Class A	3.8
Iberdrola SA	3.5
American Electric Power Company, Inc.	3.5
Exelon Corp.	3.4
Medical Properties Trust, Inc.	3.4
TOTAL	39.3
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

TOP 10 COUNTRIES AS OF 4/30/2021 (% of net assets)
United States	43.3
China	11.1
Canada	9.0
Spain	8.2
France	7.7
South Korea	3.4
United Kingdom	3.2
Germany	3.2
Japan	3.1
Italy	3.0
TOTAL	95.2
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	Since inception (12-20-13)	6-month	5-year	Since inception (12-20-13)	as of 4-30-21	as of 4-30-21
Class A	20.61	7.85	6.91	15.47	45.88	63.53	1.16	1.15
Class C1	25.06	8.19	6.94	20.07	48.21	63.84	0.54	0.53
Class I2	27.31	9.26	7.97	21.69	55.74	75.86	1.51	1.51
Class R6[2]	27.47	9.38	8.10	21.80	56.57	77.38	1.63	1.62
Class NAV[2]	27.48	9.39	8.11	21.80	56.62	77.57	1.64	1.63
Index††	45.75	13.85	10.09	28.29	91.29	102.88	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until February 28, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.32	2.02	1.02	0.91	0.90
Net (%)	1.31	2.01	1.00	0.90	0.89
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the MSCI All Country World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Infrastructure Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI All Country World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	12-20-13	16,384	16,384	20,288
Class I2	12-20-13	17,586	17,586	20,288
Class R6[2]	12-20-13	17,738	17,738	20,288
Class NAV[2]	12-20-13	17,757	17,757	20,288
The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 5-16-14. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,215.40	$7.14	1.30%
	Hypothetical example	1,000.00	1,018.30	6.51	1.30%
Class C	Actual expenses/actual returns	1,000.00	1,210.70	10.96	2.00%
	Hypothetical example	1,000.00	1,014.90	9.99	2.00%
Class I	Actual expenses/actual returns	1,000.00	1,216.90	5.50	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,218.00	4.89	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Class NAV	Actual expenses/actual returns	1,000.00	1,218.00	4.84	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 98.0%		$552,565,905
(Cost $463,343,787)
Brazil 1.2%		6,850,880
Cia de Saneamento Basico do Estado de Sao Paulo	869,900	6,850,880
Canada 9.0%		50,501,314
Canadian National Railway Company	165,168	17,781,948
Enbridge, Inc.	429,944	16,583,529
TC Energy Corp.	326,153	16,135,837
China 11.1%		62,460,799
China Longyuan Power Group Corp., Ltd., H Shares	19,948,925	29,335,504
ENN Energy Holdings, Ltd.	1,008,305	17,206,292
Shanghai International Airport Company, Ltd., Class A	2,101,000	15,919,003
France 7.7%		43,463,467
Engie SA	1,463,393	21,797,888
Vinci SA (A)	197,445	21,665,579
Germany 3.2%		18,201,714
E.ON SE	1,509,535	18,201,714
Hong Kong 1.6%		8,922,874
Beijing Enterprises Holdings, Ltd.	2,421,010	7,897,320
Guangdong Investment, Ltd.	666,106	1,025,554
Italy 3.0%		16,720,301
Enel SpA	1,683,931	16,720,301
Japan 3.1%		17,663,059
KDDI Corp.	584,300	17,663,059
South Korea 3.4%		18,955,053
SK Telecom Company, Ltd.	69,592	18,955,053
Spain 8.2%		46,490,181
Cellnex Telecom SA (B)(C)	474,548	26,842,361
Iberdrola SA	1,453,892	19,647,820
United Kingdom 3.2%		18,295,354
National Grid PLC	1,451,374	18,295,354
United States 43.3%		244,040,909
American Electric Power Company, Inc.	219,629	19,483,289
American Tower Corp.	53,940	13,742,294
Avangrid, Inc. (A)	283,318	14,420,886
Berkshire Hathaway, Inc., Class B (C)	65,442	17,993,278
CenterPoint Energy, Inc.	120,254	2,945,020
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	9

	Shares	Value
United States (continued)
Charter Communications, Inc., Class A (C)	31,695	$21,344,998
Comcast Corp., Class A	409,954	23,018,917
Duke Energy Corp.	177,201	17,842,369
Edison International	287,470	17,090,092
Exelon Corp.	433,388	19,476,457
FirstEnergy Corp.	433,869	16,452,312
Medical Properties Trust, Inc.	873,125	19,252,406
Pinnacle West Capital Corp.	153,563	12,999,108
Sempra Energy	113,838	15,660,694
UGI Corp.	281,830	12,318,789

	Yield (%)	Shares	Value
Short-term investments 5.5%			$30,908,717
(Cost $30,909,298)
Short-term funds 3.6%			20,008,717
John Hancock Collateral Trust (D)	0.0360(E)	1,999,952	20,008,717

	Par value^	Value
Repurchase agreement 1.9%		10,900,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-30-21 at 0.010% to be repurchased at $10,900,009 on 5-3-21, collateralized by $11,822,100 U.S. Treasury Bonds, 2.000% due 2-15-50 (valued at $11,118,004)	10,900,000	10,900,000

Total investments (Cost $494,253,085) 103.5%	$583,474,622
Other assets and liabilities, net (3.5%)	(19,668,176)
Total net assets 100.0%	$563,806,446

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 4-30-21.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-21.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $498,902,104. Net unrealized appreciation aggregated to $84,572,518, of which $91,945,159 related to gross unrealized appreciation and $7,372,641 related to gross unrealized depreciation.
10	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $474,243,787) including $19,057,970 of securities loaned	$563,465,905
Affiliated investments, at value (Cost $20,009,298)	20,008,717
Total investments, at value (Cost $494,253,085)	583,474,622
Cash	41,790
Foreign currency, at value (Cost $188,784)	188,569
Dividends and interest receivable	860,042
Receivable for fund shares sold	4,244,275
Receivable for investments sold	36,961
Receivable for securities lending income	3,186
Other assets	68,372
Total assets	588,917,817
Liabilities
Payable for investments purchased	4,356,960
Payable for fund shares repurchased	534,452
Payable upon return of securities loaned	20,009,310
Payable to affiliates
Accounting and legal services fees	27,182
Transfer agent fees	41,717
Trustees' fees	321
Other liabilities and accrued expenses	141,429
Total liabilities	25,111,371
Net assets	$563,806,446
Net assets consist of
Paid-in capital	$472,424,575
Total distributable earnings (loss)	91,381,871
Net assets	$563,806,446

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($48,493,641 ÷ 3,358,549 shares)[1]	$14.44
Class C ($9,188,829 ÷ 644,224 shares)[1]	$14.26
Class I ($362,262,189 ÷ 25,064,191 shares)	$14.45
Class R6 ($62,915,454 ÷ 4,344,296 shares)	$14.48
Class NAV ($80,946,333 ÷ 5,590,336 shares)	$14.48
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$5,475,414
Non-cash dividends	554,945
Securities lending	6,477
Interest	3,123
Less foreign taxes withheld	(323,931)
Total investment income	5,716,028
Expenses
Investment management fees	1,860,488
Distribution and service fees	95,314
Accounting and legal services fees	48,513
Transfer agent fees	205,619
Trustees' fees	4,250
Custodian fees	63,767
State registration fees	40,684
Printing and postage	55,133
Professional fees	50,046
Other	18,777
Total expenses	2,442,591
Less expense reductions	(20,155)
Net expenses	2,422,436
Net investment income	3,293,592
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,688,608
Affiliated investments	(159)
5,688,449
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	83,049,444
Affiliated investments	(581)
83,048,863
Net realized and unrealized gain	88,737,312
Increase in net assets from operations	$92,030,904
12	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$3,293,592	$7,837,849
Net realized gain	5,688,449	2,337,964
Change in net unrealized appreciation (depreciation)	83,048,863	(35,235,237)
Increase (decrease) in net assets resulting from operations	92,030,904	(25,059,424)
Distributions to shareholders
From earnings
Class A	(337,665)	(1,346,751)
Class C	(45,764)	(242,056)
Class I	(2,958,752)	(11,580,741)
Class R6	(633,232)	(2,756,978)
Class NAV	(895,945)	(4,071,591)
Total distributions	(4,871,358)	(19,998,117)
From fund share transactions	62,420,234	82,379,611
Total increase	149,579,780	37,322,070
Net assets
Beginning of period	414,226,666	376,904,596
End of period	$563,806,446	$414,226,666
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$11.99	$13.39	$11.60	$12.20	$10.89	$10.70
Net investment income[2]	0.07	0.19	0.21	0.20	0.24	0.19
Net realized and unrealized gain (loss) on investments	2.50	(1.00)	2.02	(0.58)	1.31	0.20
Total from investment operations	2.57	(0.81)	2.23	(0.38)	1.55	0.39
Less distributions
From net investment income	(0.06)	(0.19)	(0.20)	(0.18)	(0.24)	(0.20)
From net realized gain	(0.06)	(0.40)	(0.24)	(0.04)	—	—
Total distributions	(0.12)	(0.59)	(0.44)	(0.22)	(0.24)	(0.20)
Net asset value, end of period	$14.44	$11.99	$13.39	$11.60	$12.20	$10.89
Total return (%)[3,4]	21.54[5]	(6.23)	19.69	(3.20)	14.35	3.64
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$33	$24	$5	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31[6]	1.32	1.35	1.46	1.69	1.75
Expenses including reductions	1.30[6]	1.31	1.31	1.36	1.49	1.68
Net investment income	1.07[6]	1.55	1.66	1.65	2.06	1.79
Portfolio turnover (%)	17	34	26	19	14	35

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$11.86	$13.26	$11.50	$12.11	$10.81	$10.64
Net investment income[2]	0.02	0.11	0.12	0.11	0.15	0.12
Net realized and unrealized gain (loss) on investments	2.47	(1.00)	2.01	(0.58)	1.31	0.19
Total from investment operations	2.49	(0.89)	2.13	(0.47)	1.46	0.31
Less distributions
From net investment income	(0.03)	(0.11)	(0.13)	(0.10)	(0.16)	(0.14)
From net realized gain	(0.06)	(0.40)	(0.24)	(0.04)	—	—
Total distributions	(0.09)	(0.51)	(0.37)	(0.14)	(0.16)	(0.14)
Net asset value, end of period	$14.26	$11.86	$13.26	$11.50	$12.11	$10.81
Total return (%)[3,4]	21.07[5]	(6.92)	18.93	(3.90)	13.57	2.94
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$6	$6	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01[6]	2.02	2.05	2.16	2.39	2.45
Expenses including reductions	2.00[6]	2.01	2.01	2.06	2.19	2.36
Net investment income	0.37[6]	0.89	0.94	0.91	1.32	1.11
Portfolio turnover (%)	17	34	26	19	14	35

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	15

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$12.00	$13.41	$11.61	$12.21	$10.91	$10.71
Net investment income[2]	0.09	0.23	0.26	0.28	0.18	0.24
Net realized and unrealized gain (loss) on investments	2.50	(1.01)	2.02	(0.63)	1.40	0.18
Total from investment operations	2.59	(0.78)	2.28	(0.35)	1.58	0.42
Less distributions
From net investment income	(0.08)	(0.23)	(0.24)	(0.21)	(0.28)	(0.22)
From net realized gain	(0.06)	(0.40)	(0.24)	(0.04)	—	—
Total distributions	(0.14)	(0.63)	(0.48)	(0.25)	(0.28)	(0.22)
Net asset value, end of period	$14.45	$12.00	$13.41	$11.61	$12.21	$10.91
Total return (%)[3]	21.69[4]	(5.99)	20.13	(2.89)	14.60	3.98
Ratios and supplemental data
Net assets, end of period (in millions)	$362	$246	$213	$61	$1	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.02	1.05	1.18	1.38	1.44
Expenses including reductions	1.00[5]	1.00	1.00	1.02	1.17	1.26
Net investment income	1.37[5]	1.85	2.08	2.38	1.61	2.21
Portfolio turnover (%)	17	34	26	19	14	35

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$12.02	$13.43	$11.63	$12.23	$10.92	$10.72
Net investment income[2]	0.10	0.25	0.27	0.24	0.28	0.25
Net realized and unrealized gain (loss) on investments	2.51	(1.02)	2.02	(0.58)	1.32	0.18
Total from investment operations	2.61	(0.77)	2.29	(0.34)	1.60	0.43
Less distributions
From net investment income	(0.09)	(0.24)	(0.25)	(0.22)	(0.29)	(0.23)
From net realized gain	(0.06)	(0.40)	(0.24)	(0.04)	—	—
Total distributions	(0.15)	(0.64)	(0.49)	(0.26)	(0.29)	(0.23)
Net asset value, end of period	$14.48	$12.02	$13.43	$11.63	$12.23	$10.92
Total return (%)[3]	21.80[4]	(5.88)	20.18	(2.81)	14.77	4.08
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$53	$50	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[5]	0.91	0.94	1.07	1.29	1.34
Expenses including reductions	0.89[5]	0.90	0.92	0.97	1.08	1.18
Net investment income	1.48[5]	1.97	2.11	2.01	2.42	1.29
Portfolio turnover (%)	17	34	26	19	14	35

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	17

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$12.02	$13.43	$11.63	$12.23	$10.92	$10.72
Net investment income[2]	0.10	0.24	0.26	0.24	0.27	0.24
Net realized and unrealized gain (loss) on investments	2.51	(1.01)	2.03	(0.58)	1.33	0.19
Total from investment operations	2.61	(0.77)	2.29	(0.34)	1.60	0.43
Less distributions
From net investment income	(0.09)	(0.24)	(0.25)	(0.22)	(0.29)	(0.23)
From net realized gain	(0.06)	(0.40)	(0.24)	(0.04)	—	—
Total distributions	(0.15)	(0.64)	(0.49)	(0.26)	(0.29)	(0.23)
Net asset value, end of period	$14.48	$12.02	$13.43	$11.63	$12.23	$10.92
Total return (%)[3]	21.80[4]	(5.87)	20.19	(2.80)	14.78	4.09
Ratios and supplemental data
Net assets, end of period (in millions)	$81	$76	$84	$86	$102	$113
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.90	0.93	1.05	1.28	1.33
Expenses including reductions	0.88[5]	0.89	0.92	0.96	1.07	1.26
Net investment income	1.49[5]	1.95	2.06	2.00	2.38	2.21
Portfolio turnover (%)	17	34	26	19	14	35

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Infrastructure Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	19

NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$6,850,880	$6,850,880	—	—
Canada	50,501,314	50,501,314	—	—
China	62,460,799	—	$62,460,799	—
France	43,463,467	—	43,463,467	—
Germany	18,201,714	—	18,201,714	—
Hong Kong	8,922,874	—	8,922,874	—
Italy	16,720,301	—	16,720,301	—
Japan	17,663,059	—	17,663,059	—
South Korea	18,955,053	—	18,955,053	—
Spain	46,490,181	—	46,490,181	—
United Kingdom	18,295,354	—	18,295,354	—
United States	244,040,909	244,040,909	—	—
Short-term investments	30,908,717	20,008,717	10,900,000	—
Total investments in securities	$583,474,622	$321,401,820	$262,072,802	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part
20	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2021, the fund loaned securities valued at $19,057,970 and received $20,009,310 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	21

of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $4,093.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
22	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund’s aggregate average daily net assets and (b) 0.750% of fund’s aggregate average daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and the portion of the net assets of John Hancock Diversified Real Assets Fund, a series of John Hancock Investment Trust, subadvised by Wellington in the Infrastructure approach. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	23

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary make payment to Class A, Class C, Class I, Class R6 and Class NAV shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, Class R6 and Class NAV shares, as applicable, exceed 1.31%, 2.01%, 1.00%, 0.92% and 0.92%, respectively, of the average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class NAV shares” means all expenses of the applicable class excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees paid indirectly, borrowing costs, prime brokerage fees, and short dividend expenses. This agreement expires on February 28, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,642
Class C	305
Class I	12,440
Class	Expense reduction
Class R6	$2,421
Class NAV	3,347
Total	$20,155

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.76% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
24	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $208,199 for the six months ended April 30, 2021. Of this amount, $34,549 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $173,650 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $1,172 and $143 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$58,870	$23,150
Class C	36,444	4,301
Class I	—	175,170
Class R6	—	2,998
Total	$95,314	$205,619
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	25

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,661,313	5	0.669%	$433
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	950,353	$13,114,364	1,754,477	$22,103,104
Distributions reinvested	25,448	337,545	106,836	1,346,738
Repurchased	(343,518)	(4,675,517)	(914,760)	(11,200,512)
Net increase	632,283	$8,776,392	946,553	$12,249,330
Class C shares
Sold	183,705	$2,523,946	281,257	$3,585,246
Distributions reinvested	3,496	45,765	19,212	242,056
Repurchased	(66,627)	(889,535)	(199,451)	(2,409,662)
Net increase	120,574	$1,680,176	101,018	$1,417,640
Class I shares
Sold	7,759,657	$106,735,680	11,397,892	$143,523,800
Distributions reinvested	171,384	2,281,799	732,180	9,203,511
Repurchased	(3,385,513)	(45,977,802)	(7,528,517)	(92,729,264)
Net increase	4,545,528	$63,039,677	4,601,555	$59,998,047
Class R6 shares
Sold	679,577	$9,324,025	2,581,257	$32,291,274
Distributions reinvested	47,498	633,232	219,240	2,756,978
Repurchased	(827,620)	(11,210,439)	(2,049,498)	(25,055,581)
Net increase (decrease)	(100,545)	$(1,253,182)	750,999	$9,992,671
26	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	194,216	$2,598,207	1,374,308	$15,960,030
Distributions reinvested	67,216	895,945	322,752	4,071,591
Repurchased	(967,207)	(13,316,981)	(1,687,939)	(21,309,698)
Net increase (decrease)	(705,775)	$(9,822,829)	9,121	$(1,278,077)
Total net increase	4,492,065	$62,420,234	6,409,246	$82,379,611
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $142,099,584 and $78,596,246, respectively, for the six months ended April 30, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 14.4% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio/Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	7.6%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,999,952	—	$35,629,889	$(15,620,432)	$(159)	$(581)	$6,477	—	$20,008,717

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	27

Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held a special meeting of shareholders on Friday, December 18, 2020. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FRIDAY, DECEMBER 18, 2020
Proposal	For	Against	Abstain
To approve a change to the Fund’s fundamental policy regarding concentration to state that the Fund will invest over 25% of its assets in industries represented by infrastructure companies.	19,549,553.611	237,526.769	209,570.834
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Infrastructure Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
30	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
G. Thomas Levering
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Infrastructure Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639986	428SA 4/21
6/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 8, 2021
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 8, 2021